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UNITED STATES

SECURITIES AND EXCHANGE COMMISSIONWashington, D.C. 20549

FORM N-QQUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08405

Evergreen Select Money Market Trust

(Exact name of registrant as specified in charter)200 Berkeley Street Boston, Massachusetts 02116

(Address of principal executive offices)  (Zip code)

Michael H. Koonce, Esq.

200 Berkeley StreetBoston, Massachusetts 02116(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for 6 of its series, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund, for the quarter ended May 31, 2007. These 6 series have a February 28 fiscal year end.

Date of reporting period: May 31, 2007

Item 1 – Schedule of Investments

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2007 (unaudited)
	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 100.4%
ABN AMRO, Inc., Avg. rate of 5.09%, dated 05/29/2007, maturing 06/04/2007, maturity value $110,093,283 (1) *	$110,000,000	$110,000,000
Bank of America Corp.:
5.08%, dated 05/31/2007, maturing 06/01/2007, maturity value $230,032,456 (2)	230,000,000	230,000,000
5.24%, dated 05/31/2007, maturing 06/01/2007, maturity value $100,014,556 (3)	100,000,000	100,000,000
Avg. rate of 5.09%, dated 05/29/2007, maturing 06/04/2007, maturity value $220,186,756 (4) *	220,000,000	220,000,000
Credit Suisse First Boston Corp., Avg. rate of 5.10%, dated 05/29/2007, maturing 06/04/2007, maturity value $110,093,408 (5) *	110,000,000	110,000,000
Deutsche Bank AG:
5.08%, dated 05/31/2007, maturing 06/01/2007, maturity value $290,040,922 (6)	290,000,000	290,000,000
Avg. rate of 5.24%, dated 05/29/2007, maturing 06/04/2007, maturity value $190,165,881 (6) *	190,000,000	190,000,000
Greenwich Capital Markets, Inc., Avg. rate of 5.10%, dated 05/29/2007, maturing 06/04/2007, maturity value $110,093,469 (7) *	110,000,000	110,000,000
HSBC Holdings plc, Avg. rate of 5.10%, dated 05/29/2007, maturing 06/04/2007, maturity value $110,093,561 (8) *	110,000,000	110,000,000
Merrill Lynch & Co., Inc., 5.06%, dated 05/31/2007, maturing 06/01/2007, maturity value $110,015,461 (9)	110,000,000	110,000,000
Morgan Stanley, Avg. rate of 5.09%, dated 05/29/2007, maturing 06/04/2007, maturity value $125,106,067 (10) *	125,000,000	125,000,000
RBC Dain Rauscher Corp., Avg. rate of 5.09%, dated 05/29/2007, maturing 06/04/2007, maturity value $180,152,800 (11) *	180,000,000	180,000,000
Societe Generale, 5.07%, dated 05/31/2007, maturing 06/01/2007, maturity value $315,044,363 (12)	315,000,000	315,000,000
State Street Corp., 4.98%, dated 05/31/2007, maturing 06/01/2007, maturity value $166,156,878 (13)	166,133,896	166,133,896
UBS AG:
5.06%, dated 05/31/2007, maturing 06/01/2007, maturity value $400,056,222 (14)	400,000,000	400,000,000
5.22%, dated 05/31/2007, maturing 06/01/2007, maturity value $200,029,000 (15)	200,000,000	200,000,000

Total Investments (cost $2,966,133,896) 100.4%		2,966,133,896
Other Assets and Liabilities (0.4%)		(12,086,337)

Net Assets 100.0%		$2,954,047,559

1

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)

^	Collateralized by:
(1)	$61,714,000 TIPS, 2.375%, 01/15/2025, value including accrued interest is $66,055,505; $46,795,000 U.S. Treasury Note, 3.25%, 01/15/2009, value including accrued interest is $46,145,483.
(2)

$86,786,000 U.S. Treasury Notes, 4.50% to 4.875%, 02/29/2008 to 03/31/2009, value including accrued interest is $87,165,731; $68,854,000 U.S. Treasury Bonds, 6.375% to 6.875%, 08/15/2025 to 08/15/2027, value including accrued interest is $84,069,625; $54,121,000 TIPS, 2.00% to 3.875%, 01/15/2009 to 01/15/2025, value including accrued interest is $63,364,689.

(3)	$125,084,169 GNMA, 5.00% to 6.50%, 06/15/2035 to 03/15/2049, value including accrued interest is $102,000,000.
(4)

$123,013,000 U.S. Treasury Notes, 4.25% to 6.00%, 08/15/2009 to 08/15/2014, value including accrued interest is $125,285,782; $73,345,000 TIPS 2.00% to 3.875%, 04/15/2011 to 04/15/2029, value including accrued interest is $85,667,739; $37,972,000 U.S. Treasury STRIPS, 0.00%, 11/15/2027, value is $13,446,645.

(5)	$73,245,000 TIPS, 3.875%, 04/15/2029, value including accrued interest is $112,200,544.
(6)

$581,085,970 GNMA, 4.50% to 9.00%, 01/15/2009 to 08/20/2035, value including accrued interest is $170,220,628; $328,034,000 U.S. Treasury Bond, 4.75%, 02/15/2037, value including accrued interest is $319,379,684.

(7)	$115,039,000 U.S. Treasury Notes, 4.50% to 4.625%, 02/15/2017 to 05/15/2017, value including accrued interest is $112,202,525.
(8)	$316,890,000 TIPS, 6.125%, 11/15/2027, value including accrued interest is $112,201,245.
(9)	$116,015,000 U.S. Treasury Note, 2.625%, 03/15/2009, value including accrued interest is $112,202,888.
(10)	$124,337,000 U.S. Treasury Notes, 3.875% to 5.75%, 07/15/2010 to 08/15/2010, value including accrued interest is $127,500,586.
(11)	$183,346,000 U.S. Treasury Notes, 4.625% to 4.875%, 05/31/2009 to 12/31/2011, value including accrued interest is $183,600,137.
(12)	$338,211,000 U.S. Treasury Note, 4.75%, 05/31/2012, value including accrued interest is $321,300,450.
(13)	$170,380,000 U.S. Treasury Notes, 3.00% to 5.50%, 11/15/2007 to 05/15/2009, value including accrued interest is $170,232,184.
(14)

$282,632,000 U.S. Treasury STRIPS, 0.00%, 05/15/2019 to 05/15/2026, value is $125,538,459; $731,722,000 TIPS, 4.50% to 8.75%, 05/15/2020 to 02/15/2036, value including accrued interest is $282,462,481.

(15)	$467,172,898 GNMA, 0.00% to 12.00%, 11/15/2009 to 05/20/2037, value including accrued interest is $204,000,319.
*	Variable rate repurchase agreement with rates which reset daily. Rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations

GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation Protected Securities

On May 31, 2007 the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

2

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2007 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 0.7%
Carlyle Loan Investment, Ltd., Ser. 2006-6A, Class 1, FRN, 5.40%, 06/15/2007 144A +	$35,000,000	$35,000,000
Pinnacle Capital Asset Trust, Ser. 2006-A, Class A1, FRN, 5.41%, 06/24/2007 144A	14,613,419	14,613,419
Zais Levered Loan Fund, Ltd., Ser. 2006-1A, Class 1, FRN, 5.39%, 06/01/2007 144A +	65,000,000	65,000,000

Total Asset-Backed Securities (cost $114,613,419)		114,613,419

CERTIFICATES OF DEPOSIT 5.9%
Abbey National plc, 5.36%, 07/24/2007	75,000,000	74,998,549
Barclays Bank plc:
5.35%, 06/04/2007	125,000,000	125,000,000
5.37%, 06/04/2007	100,000,000	100,000,000
5.40%, 06/04/2007	50,000,000	50,000,000
Credit Suisse First Boston Corp., 5.41%, 09/20/2007	125,000,000	125,000,000
Deutsche Bank AG:
5.35%, 06/01/2007	70,000,000	70,000,000
5.40%, 06/01/2007	135,000,000	135,000,000
Landesbank Baden-Wurttemberg, 5.33%, 09/25/2007	81,000,000	80,991,592
Royal Bank of Canada:
5.26%, 06/04/2007	80,000,000	80,000,000
5.40%, 10/02/2007	50,000,000	50,000,000
5.42%, 02/07/2008	100,000,000	100,000,000

Total Certificates of Deposit (cost $990,990,141)		990,990,141

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.4%
Floating-rate 0.4%
Paragon Mtge. plc, Ser. 13A, Class A1, 5.31%, 06/15/2007 144A (cost $72,109,192)	72,109,192	72,109,192

COMMERCIAL PAPER 56.6%
Asset-Backed 52.2%
Anglesea Funding, LLC:
5.16%, 02/01/2008	56,675,000	54,686,691
5.17%, 10/16/2007	175,000,000	171,999,528
5.19%, 10/23/2007	66,100,000	64,729,086
5.21%, 09/10/2007	65,000,000	64,049,899
5.22%, 07/19/2007	66,336,000	65,874,301
5.24%, 07/20/2007	72,765,000	72,246,519
5.25%, 07/02/2007	100,000,000	99,547,917
5.29%, 06/04/2007	75,000,000	74,966,937
Bavaria Trust Corp.:
5.28%, 06/04/2007	121,461,000	121,428,000
5.30%, 06/14/2007	75,000,000	74,856,458
5.32%, 06/05/2007	64,775,000	64,736,711
Berkeley Square Finance, LLC:
5.25%, 07/20/2007	152,211,000	151,233,396
5.28%, 06/04/2007	100,000,000	99,956,000
5.29%, 06/04/2007	36,228,000	36,212,029
Brahms Funding Corp.:
5.28%, 06/25/2007	105,862,000	105,518,940
5.28%, 07/11/2007	52,704,000	52,394,803
5.29%, 06/01/2007	53,504,000	53,504,000
5.35%, 06/06/2007	125,000,000	124,907,118
5.39%, 06/06/2007	40,000,000	39,970,083
Broadhollow Funding, LLC:
5.33%, 07/27/2007	50,000,000	49,585,444
5.34%, 08/02/2007	335,900,000	334,752,879
5.35%, 06/26/2007	50,000,000	49,814,236
5.40%, 06/01/2007	50,000,000	50,000,000

1

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Catapult-PMX Funding, LLC:
5.29%, 06/07/2007	$41,875,000	$41,838,080
5.31%, 06/14/2007	100,000,000	99,808,250
5.32%, 06/21/2007	160,000,000	160,000,000
5.37%, 06/05/2007	125,000,000	124,925,417
Check Point Charlie, Inc.:
5.25%, 06/06/2007	50,000,000	49,963,542
5.25%, 08/16/2007	83,500,000	83,204,542
5.26%, 08/02/2007	114,000,000	113,452,522
5.27%, 06/04/2007	59,888,000	59,861,699
Chesham Finance, LLC:
5.10%, 01/10/2008	100,000,000	96,840,834
5.12%, 01/04/2008	100,000,000	96,915,586
5.22%, 07/23/2007	75,000,000	74,434,500
5.25%, 07/05/2007	253,684,000	253,045,942
Concord Minutemen Capital Co., LLC:
5.28%, 06/20/2007	50,000,000	49,860,667
5.29%, 07/13/2007	50,000,000	49,691,417
5.31%, 06/04/2007	100,000,000	99,999,908
East Fleet Finance, LLC:
5.25%, 07/05/2007	75,000,000	74,628,125
5.28%, 06/15/2007	50,000,000	49,897,333
5.29%, 06/08/2007	42,575,000	42,531,207
Ebury Finance, LLC:
5.17%, 10/18/2007	250,000,000	247,853,014
5.20%, 11/02/2007	125,000,000	122,468,611
5.23%, 08/01/2007	50,000,000	49,556,903
5.25%, 07/09/2007	213,000,000	212,236,125
5.26%, 07/09/2007	50,000,000	49,722,389
Elysian Funding, LLC:
5.29%, 07/16/2007	40,000,000	39,735,500
5.30%, 07/23/2007	50,000,000	49,617,583
5.48%, 06/01/2007	75,000,000	75,000,000
Fenway Funding, LLC:
5.19%, 09/18/2007	35,000,000	34,450,004
5.20%, 09/07/2007	75,000,000	73,938,333
5.21%, 10/12/2007	100,000,000	98,333,524
5.22%, 10/30/2007	125,000,000	123,622,771
5.23%, 06/25/2007	51,308,000	51,129,106
5.23%, 11/27/2007	50,000,000	48,699,764
5.24%, 06/21/2007	75,000,000	74,781,667
5.26%, 07/09/2007	125,000,000	124,393,639
5.27%, 06/08/2007	50,000,000	49,948,812
5.30%, 07/13/2007	24,000,000	23,851,600
KKR Pacific Funding Trust, 5.29%, 06/12/2007	175,000,000	174,731,827
Legacy Capital Corp., 5.30%, 06/08/2007	50,000,000	49,948,472
Morrigan Trust Funding, LLC:
5.18%, 11/05/2007	225,000,000	222,615,042
5.29%, 06/06/2007	50,000,000	49,963,264
5.31%, 06/29/2007	200,000,000	199,203,500
5.33%, 06/29/2007	100,000,000	99,585,444
Neptune Funding Corp.:
5.26%, 07/31/2007	38,503,000	38,165,457
5.26%, 08/03/2007	179,799,000	178,664,493
5.27%, 07/27/2007	65,760,000	65,221,426
5.28%, 07/31/2007	125,839,000	125,102,938

2

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Ormond Quay Funding, LLC, 5.28%, 06/05/2007	$100,000,000	$99,941,333
Ottimo Funding, Ltd.:
5.28%, 08/16/2007	71,721,000	70,921,550
5.30%, 06/06/2007	50,000,000	49,963,194
Paradigm Funding, LLC, 5.21%, 07/19/2007	75,000,000	74,479,000
Park Granada, LLC:
5.18%, 09/24/2007	60,000,000	59,008,125
5.29%, 06/04/2007	25,127,000	25,115,923
Rams Funding, LLC:
5.29%, 06/07/2007	124,091,000	123,996,288
5.30%, 06/12/2007	227,242,000	226,948,926
5.30%, 06/13/2007	75,000,000	74,867,500
Rhineland Funding Capital Corp.:
5.22%, 07/06/2007	50,000,000	49,746,250
5.25%, 06/06/2007	60,000,000	59,956,250
5.27%, 08/09/2007	264,367,000	263,083,188
5.28%, 08/13/2007	96,161,000	95,131,436
5.30%, 07/03/2007	79,598,000	79,223,005
Stratford Receivables Co., LLC:
5.28%, 06/22/2007	70,169,000	69,968,133
5.29%, 06/06/2007	81,817,000	81,793,623
5.29%, 06/27/2007	146,725,000	146,226,333
5.30%, 06/29/2007	75,000,000	74,690,833
5.35%, 06/04/2007	47,000,000	46,979,046
Thornburg Mortgage Capital Resources, LLC:
5.28%, 07/18/2007	84,415,000	83,833,099
5.29%, 06/27/2007	225,000,000	224,357,118
5.32%, 06/29/2007	120,000,000	119,503,467
5.33%, 07/10/2007	50,000,000	49,711,292

		8,699,856,666

Consumer Finance 1.4%
Ford Motor Credit Co.:
5.26%, 06/04/2007	40,000,000	39,982,466
5.28%, 06/22/2007	68,000,000	67,790,560
5.29%, 06/25/2007	64,500,000	64,297,878
5.30%, 06/11/2007	50,000,000	49,926,389

		221,997,293

Diversified Financial Services 0.9%
Bank of America Corp., 5.14%, 11/13/2007	75,000,000	73,234,844
Liquid Funding, Ltd., 5.26%, 07/05/2007	75,000,000	74,627,416

		147,862,260

Thrifts & Mortgage Finance 2.1%
Countrywide Financial Corp.:
5.19%, 09/25/2007	30,000,000	29,498,784
5.27%, 06/14/2007	105,000,000	104,800,179
5.28%, 07/16/2007	145,000,000	144,102,517
5.30%, 06/28/2007	75,000,000	74,701,875

		353,103,355

Total Commercial Paper (cost $9,422,819,574)		9,422,819,574

CORPORATE BONDS 20.7%
Capital Markets 5.7%
Bear Stearns Cos., FRN:
5.31%, 06/14/2007	125,000,000	125,000,000
5.33%, 06/01/2007	100,000,000	100,000,000
5.40%, 06/05/2007	125,000,000	125,000,000

3

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
Capital Markets continued
Credit Suisse First Boston Corp., 5.36%, 01/16/2008	$100,000,000	$100,000,000
Merrill Lynch & Co., Inc., FRN:
5.32%, 06/25/2007	125,000,000	125,000,000
5.33%, 06/15/2007	75,000,000	75,000,000
Morgan Stanley, FRN:
5.36%, 06/04/2007	100,000,000	100,000,000
5.38%, 06/15/2007	200,000,000	200,000,000

		950,000,000

Commercial Banks 2.6%
Marshall & Ilsley Corp., 5.16%, 12/17/2007	280,000,000	279,796,325
Royal Bank of Canada, 5.40%, 10/16/2007	50,000,000	50,000,000
WestLB AG, FRN, 5.38%, 06/11/2007 144A	100,000,000	100,000,000

		429,796,325

Consumer Finance 4.6%
American Express Co., FRN:
5.29%, 06/06/2007	90,000,000	90,000,000
5.29%, 06/18/2007	100,000,000	99,991,230
5.29%, 06/20/2007	120,000,000	120,000,000
BMW U.S. Capital Corp., LLC, FRN, 5.31%, 06/04/2007	150,000,000	150,000,000
General Electric Capital Corp., FRN:
5.28%, 06/25/2007	80,000,000	80,000,000
5.45%, 06/18/2007	230,000,000	230,000,000

		769,991,230

Diversified Financial Services 2.9%
CC USA, Inc., FRN, 5.28%, 06/05/2007 144A	75,000,000	75,000,000
Liberty Lighthouse U.S. Capital Corp.:
5.39%, 07/02/2007 144A	50,000,000	49,999,196
FRN, 5.32%, 06/01/2007 144A	115,000,000	115,000,000
Links Finance, LLC, FRN, 5.35%, 06/18/2007 144A	50,000,000	50,000,000
Sigma Finance, Inc., FRN:
5.29%, 06/05/2007 144A	90,000,000	90,000,000
5.38%, 04/23/2008 144A	100,000,000	100,000,000

		479,999,196

Diversified Telecommunication Services 0.7%
BellSouth Corp., 4.24%, 04/26/2008 144A	125,000,000	123,705,155

Electric Utilities 0.6%
Southern Co., FRN, 5.36%, 06/20/2007	100,000,000	100,000,000

Insurance 2.7%
Allstate Corp., FRN:
5.32%, 06/27/2007	65,000,000	65,000,000
5.40%, 06/15/2007 144A	80,000,000	80,000,000
Genworth Financial, Inc., FRN, 5.31%, 06/11/2007 144A	100,000,000	100,000,000
ING Security Life Funding Corp., FRN, 5.43%, 06/06/2008 144A	200,000,000	200,000,000

		445,000,000

Thrifts & Mortgage Finance 0.9%
Countrywide Financial Corp., FRN:
5.44%, 08/06/2007	125,000,000	125,000,000
5.44%, 02/28/2008	25,000,000	25,000,000

		150,000,000

Total Corporate Bonds (cost $3,448,491,906)		3,448,491,906

4

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

FUNDING AGREEMENTS 6.5%
General Electric Capital Assurance Funding Agreement, 5.39%, 06/01/2007 +	$100,000,000	$100,000,000
Jackson National Life Funding Agreement:
5.39%, 06/22/2007 +	100,000,000	100,000,000
5.39%, 12/29/2007 +	100,000,000	100,000,000
5.40%, 07/01/2007 +	25,000,000	25,000,000
Metropolitan Life Funding Agreement, 5.42%, 07/11/2007 +	200,000,000	200,000,000
New York Life Funding Agreement, 5.37%, 06/01/2007 +	150,000,000	150,000,000
Transamerica Occidental Funding Agreement:
5.50%, 07/02/2007 +	65,000,000	65,000,000
5.52%, 06/01/2007 +	100,000,000	100,000,000
5.53%, 06/01/2007 +	235,000,000	235,000,000

Total Funding Agreements (cost $1,075,000,000)		1,075,000,000

MASTER NOTE 0.9%
Goldman Sachs Group, Inc., 6.35%, 04/18/2008 + (cost $150,000,000)	150,000,000	150,000,000

MUNICIPAL OBLIGATIONS 0.3%
Housing 0.3%
New York, NY Hsg. Dev. Corp. MHRB, 5.37%, VRDN, (LOC: Landesbank Hessen) (cost $50,000,000)	50,000,000	50,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.6%
FHLB, 5.375%, 02/28/2008	50,000,000	50,000,000
FHLMC, 5.35%, 03/26/2008	50,000,000	50,000,000

Total U.S. Government & Agency Obligations (cost $100,000,000)		100,000,000

YANKEE OBLIGATIONS – CORPORATE 6.1%
Commercial Banks 3.6%
Anglo Irish Bank Corp. plc, FRN, 5.35%, 06/05/2007 144A	150,000,000	150,000,000
Bank of Ireland, FRN, 5.30%, 06/19/2007 144A	175,000,000	175,000,000
HBOS plc, FRN, 5.43%, 08/20/2007 144A	150,000,000	150,000,000
HSH Nordbank AG, FRN, 5.33%, 06/21/2007 144A	125,000,000	125,000,000

		600,000,000

Diversified Financial Services 1.9%
Calyon, 5.40%, 05/14/2008	150,000,000	150,000,000
Liquid Funding, Ltd., FRN:
5.32%, 06/01/2007 144A	60,000,000	60,000,000
5.33%, 06/01/2007 144A	100,000,000	100,000,000

		310,000,000

Insurance 0.6%
Irish Life & Permanent plc, FRN, 5.34%, 06/22/2007 144A	100,000,000	100,000,000

Total Yankee Obligations-Corporate (cost $1,010,000,000)		1,010,000,000

TIME DEPOSITS 1.4%
Societe Generale, 5.32%, 06/01/2007	75,000,000	75,000,000
State Street Corp., 5.00%, 06/01/2007	64,075,949	64,075,949
SunTrust Banks, Inc., 5.32%, 06/01/2007	100,000,000	100,000,000

Total Time Deposits (cost $239,075,949)		239,075,949

	Shares	Value

MUTUAL FUND SHARES 0.0%
Citi Institutional Liquid Reserves Fund, Class A, 5.24% q	4,010,829	4,010,829
Federated Prime Value Obligations Fund, Class IS, 5.24% q	114,558	114,558
Federated U.S. Treasury Cash Reserves Fund, Class IS, 4.62% q	1,375,981	1,375,981

Total Mutual Fund Shares (cost $5,501,368)		5,501,368

Total Investments (cost $16,678,601,549) 100.1%		16,678,601,549
Other Assets and Liabilities (0.1%)		(16,444,839)

Net Assets 100.0%		$16,662,156,710

5

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at May 31, 2007.

q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond

On May 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6

EVERGREEN INSTITUTIONAL 100% TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2007 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 100.4%
U.S. Treasury Bills:
4.58%, 06/14/2007 *	$3,975,000	$3,968,426
4.66%, 06/07/2007 – 08/16/2007 *	28,326,000	28,070,224
4.69%, 06/28/2007 *	22,618,000	22,538,424
4.70%, 06/14/2007 – 06/21/2007 *	14,449,000	14,422,346
4.71%, 07/12/2007 *	639,000	635,638
4.77%, 06/21/2007 – 07/12/2007 *	6,818,000	6,789,039
4.78%, 06/21/2007 *	40,000,000	39,896,000
4.81%, 06/21/2007 *	8,694,000	8,670,760
4.82%, 06/07/2007 *	2,844,000	2,841,717
4.87%, 06/21/2007 *	4,732,000	4,719,199
4.89%, 06/21/2007 – 07/05/2007 *	62,707,000	62,469,589
5.01%, 07/05/2007 *	1,551,000	1,543,852
5.02%, 07/05/2007 *	3,161,000	3,146,387

Total Investments (cost $199,711,601) 100.4%		199,711,601
Other Assets and Liabilities (0.4%)		(734,852)

Net Assets 100.0%		$198,976,749

*	Rate shown represents the yield to maturity at date of purchase.

On May 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

1

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 100.9%
AIRPORT 3.1%
ABN AMRO Munitops Cert. Trust RB, Ser. 2006-34, 3.88%, VRDN, (LOC: ABN AMRO Holding NV)	$10,000,000	$10,000,000
Atlanta, GA Arpt. RB, Ser. 1331, 3.82%, VRDN, (Insd. by FSA & Liq.: Morgan Stanley)	5,027,500	5,027,500
Bank of New York Co. MTC, 3.90%, VRDN, (LOC: Bank of New York Co.)	19,275,000	19,275,000
Chicago, IL O’Hare Intl. Arpt. RB, PFOTER:
3.84%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	2,645,000	2,645,000
3.86%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,995,000	1,995,000
Chicago, IL O’Hare Intl. Arpt. ROC:
3.81%, VRDN, (SPA: Deutsche Bank AG)	5,110,000	5,110,000
3.85%, VRDN, (Insd. by FSA & LOC: Citigroup, Inc.)	7,810,000	7,810,000
Clark County, NV Arpt. RB, Ser. 2007-330, 3.81%, VRDN, (Insd. by AMBAC & Liq.: Morgan Stanley) 144A	10,185,000	10,185,000
Columbus, OH Regl. Arpt. Auth. RB, 3.88%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	11,570,000	11,570,000
Dallas-Fort Worth, TX Intl. Arpt. Auth. RB, Ser. 1704-Z, 3.86%, VRDN, (Insd. by MBIA & Liq.:
JPMorgan Chase & Co.)	3,000,000	3,000,000
Dallas-Fort Worth, TX Intl. Arpt. Auth. ROC:
3.85%, VRDN, (LOC: CitiBank, NA)	3,000,000	3,000,000
3.86%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,180,000	2,180,000
Dayton-Montgomery Cnty., OH Port Auth. RB, DHL 2007 Proj., Ser. A, 3.90%, VRDN, (SPA: Deutsche Post AG)	40,000,000	40,000,000
Denver, CO City & Cnty. Arpt. RB, Arpt. & Marina Proj., Ser. C, 3.81%, VRDN, (Insd. by MBIA & LOC: Bank One)	5,000,000	5,000,000
Houston, TX Arpt. Sys. RB:
Ser. 404, 3.82%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,745,000	2,745,000
Ser. 2000-441, 3.85%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,495,000	2,495,000
Ser. 2003-845, 3.82%, VRDN, (Insd. by FSA & Liq.: Morgan Stanley)	2,995,000	2,995,000
JPMorgan Chase & Co. PFOTER RB:
Ser. 1760, 4.01%, VRDN, (Liq.: JPMorgan Chase & Co.)	34,105,000	34,105,000
Ser. 1761, 4.01%, VRDN, (Liq.: JPMorgan Chase & Co.)	38,100,000	38,100,000
Kenton Cnty., KY Arpt. RB, Mesaba Aviation, Inc. Proj., Ser. A, 3.90%, VRDN, (Liq.: GE Capital Corp.)	28,315,000	28,315,000
Metropolitan Washington Arpt. Auth. RB, Ser. A, 3.75%, 09/04/2007, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Miami-Dade Cnty., FL Aviation RB ROC RR II R 525, 3.85%, VRDN, (LOC: CitiBank, NA)	8,700,000	8,700,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj., Ser. B, 4.01%, VRDN, (Gtd. by Boeing Co.)	5,000,000	5,000,000
Salt Lake City, Utah Spl. Facs. RB, Delta Airlines, Inc. Proj., 3.90%, VRDN, (Liq.: GE Capital Corp.)	23,510,000	23,510,000

		275,762,500

CONTINUING CARE RETIREMENT COMMUNITY 0.0%
Franklin Cnty., OH Hlth. Care Facs. RB, Wexner Heritage House Proj., 3.96%, VRDN, (LOC: Huntington Natl. Bank)	3,200,000	3,200,000

EDUCATION 5.8%
ABN AMRO Munitops Cert. Trust RB:
Ser. 2002-29, 3.81%, VRDN, (LOC: ABN AMRO Holding NV)	21,995,000	21,995,000
Ser. 2003-14, 3.88%, VRDN, (Insd. by FGIC & SPA: ABN AMRO Holding NV)	2,180,000	2,180,000
Ser. 2004-03, 3.83%, VRDN, (LOC: ABN AMRO Holding NV)	11,825,000	11,825,000
Ser. 2004-07, 3.90%, VRDN, (LOC: ABN AMRO Holding NV)	19,995,000	19,995,000
Ser. 2004-10, 3.60%, 06/07/2007, (Insd. by FSA)	15,995,000	15,995,000
Ser. 2004-32, 3.70%, 06/01/2007, (LOC: ABN AMRO Holding NV)	9,980,000	9,980,000
Adams & Arapahoe Cnty., CO Sch. Dist. No. 28 ROC RR II 2015, 3.82%, VRDN, (LOC: CitiBank, NA)	5,275,000	5,275,000
Adrian, MI Sch. Dist. ROC RR II 2124, 3.82%, VRDN, (Liq.: Citigroup, Inc.)	3,460,000	3,460,000
Alabama Board of Ed. RB, Ser. 709, 3.83%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by AMBAC)	5,395,000	5,395,000
Birmingham, AL Edl. Bldg. Auth. RB, Miles College Proj., Ser. A, 3.79%, VRDN, (LOC: AmSouth Bancorp)	5,265,000	5,265,000
Boerne, TX Independent Sch. Dist., Ser. 626, 3.83%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,510,000	6,510,000
Brevard Cnty., FL Sch. Board COP, Ser. 638, 3.83%, VRDN, (LOC: JPMorgan Chase & Co.)	1,300,000	1,300,000

1

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS CONTINUED
EDUCATION continued
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ. Proj., 3.76%, VRDN, (LOC: SunTrust Banks, Inc.)	$2,415,000	$2,415,000
Broward Cnty., FL Sch. Board RB, Ser. 829, 3.83%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	3,290,000	3,290,000
California CDA RB, Biola Univ., Ser. B, 5.35%, VRDN, (SPA: BNP Paribas SA)	2,470,000	2,470,000
Chicago, IL Board of Ed. GO:
3.79%, VRDN, (Insd. by FSA & SPA: Depfa Bank plc)	18,000,000	18,000,000
Class A, 3.83%, VRDN, (Insd. by AMBAC & LOC: CitiBank, NA)	8,000,000	8,000,000
Chicago, IL Board of Ed. TOC, Ser. Z8, 3.82%, VRDN, (Insd. by FGIC & Liq.: Goldman Sachs Group, Inc.)	8,238,000	8,238,000
Cobb Cnty., GA Dev. Auth. Univ. Facs. RB, Ser. 580, 3.83%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,935,000	4,935,000
Colorado Edl. & Cultural Facs. Auth. RB, California Baptist Univ. Proj., 3.87%, VRDN, (LOC: Western Corporate Federal Credit Union)	8,000,000	8,000,000
Dallas, TX Independent Sch. Dist. ROC RR II 6038, 3.82%, VRDN, (LOC: CitiBank, NA)	6,110,000	6,110,000
Darlington Cnty., SC Sch. Dist. RB, Ser. 696, 3.83%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	5,365,000	5,365,000
El Paso Cnty., CO Sch. Dist. No. 020 ROC:
RR II R 2196, 3.82%, VRDN, (LOC: Citigroup, Inc. & Insd. by FGIC)	5,155,000	5,155,000
RR II R 3030, 3.82%, VRDN, (LOC: Citigroup, Inc. & Insd. by FGIC)	5,155,000	5,155,000
El Paso, TX Independent Sch. Dist. GO:
ROC RR II R 2221, 3.82%, VRDN, (Gtd. by PSF & Liq.: Citigroup, Inc.)	5,930,000	5,930,000
Ser. 1035, 3.82%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	5,820,000	5,820,000
Florida Ed. Sys. RB, Solar Eclipse Proj., Ser. 2006-0041, 3.81%, VRDN, (LOC: US Bank)	12,110,000	12,110,000
Garland, TX Independent Sch. Dist. RB, 3.83%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,910,000	3,910,000
Gwinnett Cnty., GA Edl. Dev. Auth. RB, 3.82%, VRDN, (LOC: CitiBank, NA)	5,400,000	5,400,000
Hays, TX Consolidated Independent Sch. Dist. RB, Ser. 632, 3.83%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,860,000	3,860,000
Houston, TX Independent Sch. Dist. RB, Ser. 494, 3.82%, VRDN, (Liq.: Morgan Stanley)	3,745,000	3,745,000
Illinois Ed. Facs. Auth. RB:
Macon Trust, Ser. D, 3.81%, VRDN, (LOC: Bank of America Corp.)	7,010,000	7,010,000
Univ. of Chicago, Ser. A, 3.83%, VRDN, (LOC: Citibank, NA)	5,000,000	5,000,000
Jackson, TN Hlth. Edl. & Hsg. RB, Union Univ. Proj., 3.86%, VRDN, (LOC: AmSouth Bancorp)	2,200,000	2,200,000
Kane & Du Page Cntys., IL Cmnty. Unit Sch. Dist. ROC RR II R 2186, 3.82%, VRDN, (Insd. by FSA & LOC: Citigroup, Inc.)	6,420,000	6,420,000
Lewisville, TX Independent Sch. Dist. RB, Ser. 701, 3.82%, VRDN, (Insd. by FGIC & Liq.: JPMorgan Chase & Co.)	6,150,000	6,150,000
Maine Hlth. & Higher Edl. Facs. Auth. RB, Ser. 1572, 3.83%, VRDN, (Liq.: JPMorgan Chase & Co. & LOC: AMBAC)	8,490,000	8,490,000
Mansfield, TX Independent Sch. Dist. ROC RR II R 6005, 3.82%, VRDN, (Gtd. by PSF & Liq.: CitiBank, NA)	8,790,000	8,790,000
Massachusetts Dev. Fin. Agcy. RB:
Cushing Academy Proj., 3.81%, VRDN, (Gtd. by TD Banknorth, Inc.)	12,935,000	12,935,000
Northfield Mount Hermon Proj., Ser. A, 3.84%, VRDN, (LOC: Bank of America Corp.)	20,000,000	20,000,000
Suffolk Univ. Proj., Ser. A, 3.81%, VRDN, (LOC: Citizens Bank)	12,895,000	12,895,000
McPherson, KS Edl. Facs. RB:
Ser. A, 3.76%, VRDN, (LOC: Bank of America Corp.)	3,940,000	3,940,000
Ser. B, 3.76%, VRDN, (LOC: Bank of America Corp.)	2,415,000	2,415,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, 3.83%, VRDN, (Insd. by MBIA & Liq.: Merrill Lynch & Co., Inc.)	2,885,000	2,885,000
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Eagle-20070043, Class A, 3.82%, VRDN, (Insd. by AMBAC)	19,800,000	19,800,000
Minnesota Higher Ed. Facs. Auth. RB, Concordia Univ. Proj., 3.88%, VRDN, (SPA: Allied Irish Banks plc)	2,255,000	2,255,000
Mishawaka, IN Sch. Bldg. ROC RR II R 3024, 3.82%, VRDN, (Liq.: Citigroup, Inc.)	6,895,000	6,895,000
New Caney, TX Independent Sch. Dist. RB, Ser. 651, 3.83%, VRDN, (Insd. by FGIC & LOC: JPMorgan Chase & Co.)	5,450,000	5,450,000

2

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
New Hampshire Hlth. & Edl. Facs. Auth. RB:
Brewster Academy Proj., 3.79%, VRDN, (SPA: Allied Irish Banks plc)	$10,000,000	$10,000,000
Ser. F, 4.75%, 04/23/2008, (Gtd. by Proctor Academy)	2,500,000	2,516,104
New York Dorm. Auth. RRB, 3.54%, 10/11/2007, (Insd. by MBIA & Liq.: Dexia SA)	9,975,000	9,975,000
North Carolina Facs. Fin. Agcy. RB:
Eagle-20070016, Class A, 3.81%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	16,000,000	16,000,000
Eagle-720050060, Class A, 3.83%, VRDN, (LOC: CitiBank, NA)	7,550,000	7,550,000
Northampton Cnty., PA Auth. RB, Lafayette College Proj., 4.50%, 11/15/2007	7,000,000	7,029,674
Northern Arizona Univ. RB, Solar Eclipse Proj., Ser. 2007-0014, 3.81%, VRDN, (Insd. by FGIC & LOC: US Bank)	21,080,000	21,080,000
Ohio Higher Ed. Facs. RB:
Cedarville Univ. Proj., 3.84%, VRDN, (LOC: KeyCorp)	2,125,000	2,125,000
Columbus College of Art Proj., 3.90%, VRDN, (LOC: Huntington Natl. Bank)	9,700,000	9,700,000
Univ. of Ohio Proj., 3.90%, VRDN, (LOC: Huntington Natl. Bank)	5,000,000	5,000,000
Palm Beach Cnty., FL RRB, Benjamin Private Sch. Proj, 3.76%, VRDN, (LOC: Bank of America Corp.)	4,655,000	4,655,000
Philadelphia, PA Sch. Dist. RB, Ser. 345, 3.82%, VRDN, (Liq.: Morgan Stanley)	3,835,000	3,835,000
Pinckney, MI Cmnty. Sch. Dist. ROC RR II R 6032, 3.82%, VRDN, (Liq.: Citigroup, Inc.)	6,200,000	6,200,000
Princeton, OH Sch. Dist. MSTR RB, 3.81%, VRDN, (SPA: Societe Generale)	4,740,000	4,740,000
Southern Illinois Univ. RB, Ser. 562, 3.83%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,055,000	4,055,000
St. Joseph Cnty., IN EDRB, Grace Christian Schools Proj., 3.87%, VRDN, (LOC: Bank One)	1,775,000	1,775,000
Texas Tech Univ. PFOTER, Ser. 1373, 3.82%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,190,000	5,190,000
Tyler, TX Independent Sch. Dist. RB, Ser. 661, 3.83%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,625,000	5,625,000
University of Alabama RB, 3.82%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,995,000	4,995,000
University of South Alabama RB, 3.83%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,045,000	3,045,000
University of South Florida COP, Ser. A, 3.72%, VRDN, (LOC: SunTrust Banks, Inc.)	400,000	400,000
University of Texas ROC RR II R 752, 3.82%, VRDN, (Liq.: CitiBank, NA)	14,430,000	14,430,000
Wayne Township, IN Marion Cnty. Sch. Bldg. Corp. ROC RR II R 3039, 3.82%, VRDN, (Insd. by FGIC & Liq.: Citigroup, Inc.)	5,295,000	5,295,000
West Virginia Univ. RB, 3.83%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	2,365,000	2,365,000

		518,193,778

GENERAL OBLIGATION – LOCAL 6.1%
ABN AMRO Munitops Cert. Trust GO:
3.83%, VRDN, (Insd. by FGIC & SPA: ABN AMRO Holding NV)	10,795,000	10,795,000
3.83%, VRDN, (Insd. by AMBAC & SPA: ABN AMRO Holding NV)	17,180,000	17,180,000
Anchorage, AK GO:
ROC RR II R 6034, 3.82%, VRDN, (LOC: CitiBank, NA)	5,480,000	5,480,000
ROC RR II R 6503, 3.82%, VRDN, (LOC: CitiBank, NA)	2,975,000	2,975,000
Bachelor Gulch Metro. Dist., Colorado GO, 3.70%, 12/01/2007, (LOC: Compass Bancshares, Inc.)	10,000,000	10,000,000
Blount Cnty., TN Pub. Bldg. Auth. GO, Local Govt. Pub. Impt. Proj., Ser. A-6A, 3.79%, VRDN, (Gtd. by Regions Finl. Corp. & Insd. by AMBAC)	10,000,000	10,000,000
Branch B&T Co. Muni. Trust PFOTER:
Ser. 1000, 3.94%, VRDN, (LOC: Branch B&T Co.)	204,000,000	204,000,000
Ser. 1002, 3.94%, VRDN, (LOC: Branch B&T Co.)	20,000,000	20,000,000
Ser. 1004, 3.84%, VRDN, (LOC: Branch B&T Co.)	25,000,000	25,000,000
Brighton Crossing Metro. Dist., Colorado GO, 3.91%, VRDN, (LOC: Compass Bancshares, Inc.)	2,600,000	2,600,000
Central Utah Water Conservancy Dist. GO, Ser. E, 3.78%, VRDN, (SPA: Landesbank Hessen-Thuringen Girozentrale)	7,500,000	7,500,000
Chattanooga, TN GO, ROC RR II R 1026, 21st Century Waterfront Proj., 3.82%, VRDN, (Insd. by
MBIA & Liq.: Citigroup, Inc.)	4,865,000	4,865,000
Chicago, IL GO:
Eagle-20070059, Class A, 3.81%, VRDN, (Insd. by FGIC & SPA: LandesBank Hessen-Thüringen Girozentrale)	33,000,000	33,000,000
Ser. 1050, 3.83%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	1,505,000	1,505,000
Ser. ZC-1, 4.01%, VRDN, (Insd. by FGIC & LOC: Bank of America Corp.)	30,697,000	30,697,000
Clipper Tax Exempt Cert. Trust, Ser. 2006-4, 3.90%, VRDN, (SPA: State Street Corp.)	4,420,000	4,420,000

3

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Cook Cnty., IL First Dist. GO:
Ser. 566, 3.82%, VRDN, (Liq.: JPMorgan Chase & Co.)	$6,215,000	$6,215,000
Ser. 573, 3.83%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,190,000	5,190,000
Delaware Valley, PA Regl. Fin. Auth. GO, Class A, 3.83%, VRDN, (LOC: Citigroup, Inc.)	5,000,000	5,000,000
Ebert, CO Metro. Dist. Securitization Trust GO, Ser. S1, Class A2, 3.91%, VRDN, (LOC: Compass Bancshares, Inc.)	12,804,000	12,804,000
Frisco, TX Independent Sch. Dist. GO, Ser. 656, 3.83%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,900,000	5,900,000
Honolulu, HI City & Cnty. GO ROC RR II R 4043, 3.82%, VRDN, (Liq.: Citigroup, Inc.)	4,450,000	4,450,000
Inverness, CO GO, Water & Sanitation Auth., Ser. B, 3.81%, VRDN, (LOC: Royal Bank of Canada)	5,100,000	5,100,000
JPMorgan Chase & Co. GO, PFOTER, Ser. 1750P, 3.98%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	2,080,000	2,080,000
Judson, TX GO, Ser. 3058, 3.83%, VRDN, (Gtd. by PSF of Texas & Liq.: Bear Stearns)	11,000,000	11,000,000
Mansfield, TX Independent Sch. Dist. GO, Ser. 704, 3.83%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,065,000	2,065,000
Mississippi Dev. Bank Spl. Obl. GO:
DeSoto Cnty. Pub. Impt. Proj., 3.86%, VRDN, (Insd. by AMBAC & SPA: AmSouth Bancorp)	7,570,000	7,570,000
Harrison Cnty. Proj., 3.86%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	1,780,000	1,780,000
Hurricane Katrina Proj., 3.86%, VRDN, (Liq.: JPMorgan Chase & Co.)	20,900,000	20,900,000
New York, NY GO:
PFOTER, Ser. 603, 3.80%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,800,000	3,800,000
Ser. H-5, 3.78%, VRDN, (SPA: Dexia Credit Local)	29,455,000	29,455,000
North East, TX Independent Sch. Dist. GO:
Ser. 1333, 3.82%, VRDN, (Liq.: Morgan Stanley)	1,900,000	1,900,000
Ser. 1395, 3.82%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,865,000	2,865,000
Omaha, NE Convention Ctr. GO, Eagle Trust Cert., 3.83%, VRDN, (LOC: CitiBank, NA)	8,000,000	8,000,000
Park Creek Metro. Dist., Colorado GO, PFOTER, 3.85%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,495,000	5,495,000
Socorro, TX Independent Sch. Dist. GO, Ser. 1036, 3.82%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	5,215,000	5,215,000

		536,801,000

GENERAL OBLIGATION – STATE 4.9%
California GO, PFOTER:
Ser. 1008, 3.82%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	200,000,000	200,000,000
Ser. 1011, 3.82%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	79,000,000	79,000,000
Clipper Tax-Exempt Cert. Trust:
Ser. 2004-04, 3.80%, VRDN, (Gtd. by State Street Corp.)	25,000,000	25,000,000
Ser. 2004-05, 3.84%, VRDN, (Gtd. by State Street Corp.)	14,500,000	14,500,000
Ser. 2007-02, 3.81%, VRDN, (Gtd. by State Street Corp.)	13,140,000	13,140,000
Ser. 2007-03, 3.81%, VRDN, (Gtd. by State Street Corp.)	20,000,000	20,000,000
Ser. 2007-25, 3.82%, VRDN, (Liq.: State Street Corp. & LOC: AMBAC)	8,720,000	8,720,000
Florida Board of Ed. GO:
ROC RR II R 482, 3.82%, VRDN, (LOC: Citibank, NA)	1,150,000	1,150,000
ROC RR II R 6087, 3.82%, VRDN, (Liq.: Citigroup, Inc.)	3,400,000	3,400,000
Florida Dept. of Trans. GO, ROC RR II R 1001, 3.82%, VRDN, (Liq.: Citigroup, Inc.)	2,070,000	2,070,000
Hawaii GO:
ROC RR II R 153, 3.82%, VRDN, (LOC: CitiBank, NA)	3,395,000	3,395,000
ROC RR II R 6035, 3.82%, VRDN, (LOC: CitiBank, NA)	3,950,000	3,950,000
Illinois GO:
3.82%, VRDN, (Insd. by FSA & Liq.: Citigroup, Inc.)	3,540,000	3,540,000
3.82%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	4,750,000	4,750,000
Minnesota GO, ROC RR II R 4065, 3.82%, VRDN, (Liq.: Citigroup, Inc.)	3,775,000	3,775,000
Oregon Veterans Welfare GO, Ser. 85, 3.89%, VRDN, (SPA: Dexia Credit Local)	31,175,000	31,175,000
Texas GO, Ser. 1013, 3.83%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,630,000	3,630,000
Washington GO PFOTER:
Ser. 1359, 3.84%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,615,000	5,615,000
Ser. 1360, 3.84%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,500,000	5,500,000
Ser. 1422, 3.82%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,995,000	5,995,000

		438,305,000

4

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 9.3%
Butler Cnty., OH Hosp. Facs. RB, UCPHA, Inc. Proj., 3.90%, VRDN, (LOC: Huntington Natl. Bank)	$9,895,000	$9,895,000
Connecticut Hlth. & Ed. Facs. Auth. RB Eagle-720053031, Class A, 3.80%, VRDN, (LOC: CitiBank, NA)	111,500,000	111,500,000
Elizabethton, TN Hlth. & Edl. Facs. RB, PFOTER, 3.85%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,995,000	5,995,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., 3.86%, VRDN, (LOC: SunTrust Banks, Inc.)	1,008,000	1,008,000
Fulton Cnty., GA Dev. Auth. RB, Floating Rate Trust Cert., Ser. 05-1, 3.81%, VRDN, (LOC: SunTrust Banks, Inc.)	25,230,000	25,230,000
Halifax, FL Med. Ctr. RB, 3.82%, VRDN, (LOC: CitiBank, NA)	6,315,000	6,315,000
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. C, 3.80%, VRDN, (Gtd. by Adventist Hlth. Sys.)	11,595,000	11,595,000
Huron Cnty., MI EDA RRB, Huron Mem. Hosp. Proj., 3.78%, VRDN, (LOC: Fifth Third Bancorp)	3,775,000	3,775,000
Idaho Hlth. Facs. Auth. RB:
ROC RR II R 345, 3.84%, VRDN, (LOC: Radian Group, Inc. & CitiBank, NA)	7,495,000	7,495,000
ROC RR II R 403, 3.84%, VRDN, (LOC: Radian Group, Inc. & CitiBank, NA)	5,335,000	5,335,000
St. Lukes Regl. Med. Ctr. Proj., 3.80%, VRDN, (Insd. by FSA & SPA: Bayerische Landesbanken)	6,000,000	6,000,000
Illinois Fin. Auth. RB, Resurrection Hlth., Ser. B, 3.86%, VRDN, (Liq.: JPMorgan Chase & Co.)	49,795,000	49,795,000
Illinois Hlth. Facs. Auth. RB:
Advocate Hlth. Care Network, Ser. A, 3.85%, 07/06/2007, (Gtd. by Advocate Hlth. Care Network)	12,450,000	12,450,000
ROC RR II R 401, 3.82%, VRDN, (Insd. by FHA & LOC: Citibank, NA)	10,495,000	10,495,000
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Ser. A, 3.89%, VRDN, (LOC: Bank of America Corp.)	1,800,000	1,800,000
Kenai Peninsula Borough, AK Hosp. Facs. RB, ROC RR IIR 2077, 3.82%, VRDN, (Liq.: Citigroup, Inc.)	6,520,000	6,520,000
Lakeland, FL Hosp. Sys. RB, ROC RR II R 673, 3.82%, VRDN, (LOC: CitiBank, NA)	11,325,000	11,325,000
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 3.87%, VRDN, (LOC: Fulton Finl. Corp.)	4,480,000	4,480,000
Louisiana Pub. Facs. Auth. RRB, Chateau Riviere, Inc. Proj., 3.88%, VRDN, (LOC: Union Planters Bank)	2,330,000	2,330,000
Louisville-Jefferson, KY Metro. Govt., ROC RR II R 672CE, 3.82%, VRDN, (LOC: CitiBank, NA)	10,540,000	10,540,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth. Alliance Proj., 3.76%, VRDN, (LOC: Bank of America Corp.)	1,189,000	1,189,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Ser. 107, 3.81%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	8,000,000	8,000,000
Massachusetts Hlth. & Edl. Facs. Auth. RB:
3.56%, 10/25/2007, (SPA: Svenska Handelsbank)	14,620,000	14,620,000
Amherst College Proj., Ser. H, 3.60%, 01/10/2008	19,425,000	19,417,543
Cape Cod Hlth. Care Proj., Ser. D, 3.80%, VRDN, (LOC: Bank of America Corp.)	10,000,000	10,000,000
Partners Hlth. Care Sys., Ser. F3, 3.75%, VRDN, (LOC: Citibank, NA)	24,755,000	24,755,000
ROC RR II R 333CE, 3.83%, VRDN, (LOC: Citibank, NA)	6,230,000	6,230,000
Miami Cnty., OH Hosp. Facs. RB, PFOTER, 3.85%, VRDN, (SPA: Natl. Australia Bank, Ltd.)	4,940,000	4,940,000
Miami, FL Hlth. Facs. Auth. RB, PFOTER, Mercy Hosp. Proj., 3.85%, VRDN, (LOC: WestLB AG)	19,300,000	19,300,000
Missouri Hlth. & Edl. Facs. RB, Lutheran Church Proj., 3.88%, VRDN, (LOC: Bank of America Corp.)	21,575,000	21,575,000
Murray, UT Hosp. RB, IHC Hlth. Svcs., Inc. Proj., Ser. D, 3.89%, VRDN, (Gtd. by Intermountain Hlth. Svcs.)	33,800,000	33,800,000
New Hampshire Hlth. & Ed. Facs. Auth. RB:
Ser. C, 4.75%, 04/23/2008, (Gtd. by Catholic Med. Ctr.)	7,000,000	7,048,100
Southern New Hampshire Med. Ctr., Ser. B, 3.82%, VRDN, (LOC: Bank of America Corp.)	8,390,000	8,390,000
New York Dorm. Auth. RB, Ser. 1370, 3.80%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	32,075,000	32,075,000
North Carolina Med. Ctr. PFOTER, Ser. 2006-1, 3.81%, VRDN, (LOC: SunTrust Banks, Inc.)	19,995,000	19,995,000
North Little Rock, AR Hlth. Facs. RB, Baptist Hlth., Ser. B, 3.79%, VRDN, (Liq.: JPMorgan Chase & Co.)	40,000,000	40,000,000
Orange Cnty., FL Hlth. Facs. Auth. RB, 3.65%, 03/06/2008, (SPA: Bay Hypo-Und Vereinsbank AG)	90,000,000	90,000,000
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Bethesda Hlth. Care Proj., 3.89%, VRDN, (LOC: SunTrust Banks, Inc.)	10,800,000	10,800,000
Parma, OH Hosp. Impt. RB, Parma Cmnty. Gen. Hosp., Ser. A, 3.79%, VRDN, (Liq.: JPMorgan Chase & Co.)	12,700,000	12,700,000
Pennsylvania Higher Edl. Facs. & Hosp. Auth. RB, 3.82%, VRDN, (LOC: Lloyds TSB Group plc)	6,300,000	6,300,000
Rhode Island Hlth. & Ed. Bldg. Auth. MSTR, Ser. 1999-69C, 3.91%, VRDN, (Liq.: Bear Stearns Cos.)	30,815,000	30,815,000
Ross Cnty., OH Hosp. Impt. Facs. RRB, Adena Proj., 3.74%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	12,000,000	12,000,000

5

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Salt Lake City, UT Hosp. RB, MSTR, Ser. 1999-68B, 3.91%, VRDN, (Liq.: Bear Stearns Cos.) 144A	$32,550,000	$32,550,000
South Broward, FL Hosp. Dist., Solar Eclipse Proj., Ser. 2006-0043, 3.81%, VRDN, (LOC: US Bank)	5,000,000	5,000,000
South Carolina EDA RB:
Claire Coop. Hlth. Proj., 3.81%, VRDN, (LOC: Natl. Bank of South Carolina)	4,265,000	4,265,000
Conco Med. Products Proj., 4.05%, VRDN, (Coll.: Bay Hypo-Und Vereinsbank AG)	6,250,000	6,250,000
St. Charles Cnty., MO RB, United Handicap Svcs., 3.92%, VRDN, (LOC: U.S. Bancorp)	4,880,000	4,880,000
Washington Hlth. Care Facs. Auth. RB:
Adventist Hlth. Sys. Proj., 3.75%, VRDN, (LOC: Mellon Finl. Corp.)	1,800,000	1,800,000
Swedish Hlth. Sys. Proj., 3.85%, VRDN, (LOC: CitiBank, NA)	32,000,000	32,000,000
Washington Hlth. Care RB, ROC RR II R 669, 3.83%, VRDN, (LOC: Radian Group, Inc. & Citibank, NA)	3,120,000	3,120,000

		827,692,643

HOUSING 26.8%
ABN AMRO Munitops Cert. Trust RB, Ser. 2002-1, 3.91%, VRDN, (LOC: LaSalle Bank, NA)	20,590,000	20,590,000
Aurora, IL Hsg. Auth. SFHRB, Floating Rate Trust Cert. Ser. I-19, 3.86%, VRDN, (Insd. by FNMA & GNMA & SPA: Royal Bank of Canada)	10,620,000	10,620,000
Bank of New York Co. MTC:
Ser. 2004-BNY3, 3.85%, VRDN, (LOC: Bank of New York Co.)	18,917,000	18,917,000
Ser. 2004-BNY5:
3.85%, VRDN, (LOC: Bank of New York Co.)	31,929,500	31,929,500
3.90%, VRDN, (LOC: Bank of New York Co.)	19,915,000	19,915,000
Ser. 2004-BNY6, 3.90%, VRDN, (LOC: Bank of New York Co.)	6,983,500	6,983,500
Bloomington, MN MHRRB, Norlan Partners Proj., Ser. B, 4.01%, VRDN, (LOC: Associated Banc-Corp.)	2,410,000	2,410,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 3.80%, VRDN, (LOC: Harris Trust & Savings)	800,000	800,000
California HFA RB:
Home Mtge., Ser. F, 3.89%, VRDN, (LOC: Bank of Nova Scotia)	775,000	775,000
Ser. J, 3.85%, VRDN, (LOC: Lloyds TSB Bank plc)	76,130,000	76,130,000
Ser. U, 3.85%, VRDN, (Insd. by FSA & Liq.: Dexia Credit Local)	900,000	900,000
Chicago, IL SFHRB, Ser. 2007-D, 3.87%, 03/06/2008, (Gtd. by Pallas Capital Corp.)	13,000,000	13,000,000
Class B Revenue Bond Cert. Trust:
Ser. 2001-01, 4.01%, VRDN, (Liq.: American Intl. Group, Inc.)	1,800,000	1,800,000
Ser. 2001-02, 4.01%, VRDN, (Liq.: American Intl. Group, Inc.)	11,367,000	11,367,000
Ser. 2002-01, 4.01%, VRDN, (Liq.: American Intl. Group, Inc.)	6,043,000	6,043,000
Ser. 2004-01, 4.01%, VRDN, (Liq.: American Intl. Group, Inc.)	15,003,000	15,003,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-02, 3.88%, VRDN, (SPA: State Street Corp.)	12,995,945	12,995,945
Ser. 1999-03, 3.88%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	30,897,000	30,897,000
Ser. 2000-01, 3.84%, VRDN, (SPA: State Street Corp.)	1,000,000	1,000,000
Ser. 2001-01, 3.73%, 08/02/2007, (Insd. by FNMA & GNMA & LOC: US Bank)	12,455,000	12,455,000
Ser. 2002-09, 3.89%, VRDN, (Insd. by FNMA & Liq.: State Street Corp.)	38,143,000	38,143,000
Ser. 2004-10, 3.88%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	10,345,000	10,345,000
Ser. 2005-01, 3.88%, VRDN, (Insd. by FSA & SPA: State Street Corp.)	10,739,000	10,739,000
Ser. 2005-02, 3.88%, VRDN, (SPA: State Street Corp.)	8,064,000	8,064,000
Ser. 2005-03, 3.85%, VRDN, (Insd. by FSA & SPA: State Street Corp.)	15,912,000	15,912,000
Ser. 2005-12, 3.85%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	19,343,000	19,343,000
Ser. 2005-13, 3.85%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	22,507,000	22,507,000
Ser. 2005-14, 3.85%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	15,147,000	15,147,000
Ser. 2005-30, 3.88%, VRDN, (LOC: State Street Corp.)	18,517,000	18,517,000
Ser. 2005-31, 3.88%, VRDN, (LOC: AMBAC & SPA: State Street Corp.)	23,980,000	23,980,000
Ser. 2006-02, 3.88%, VRDN, (SPA: State Street Corp.)	20,771,000	20,771,000
Ser. 2006-06, 3.88%, VRDN, (Liq.: State Street Corp.)	10,017,000	10,017,000
Ser. 2006-10, 3.88%, VRDN, (Gtd. by State Street Corp.)	14,175,000	14,175,000
Ser. 2007-13, 3.86%, VRDN, (Insd. by FGIC & Liq.: State Street Corp.)	9,245,000	9,245,000
Ser. 2007-16, 3.81%, VRDN, (Gtd. by Perm. Sch. Foundation of Texas & Liq.: State Street Corp.)	16,190,000	16,190,000
Dakota Cnty., MN CDA MHRB, View Pointe Apts. Proj., 3.93%, VRDN, (LOC: LaSalle Bank, NA)	6,000,000	6,000,000

6

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Denton Cnty., TX Hsg. Fin. Corp. RB, 3.89%, VRDN, (Gtd. by IXIS Capital Markets & SPA: Merrill Lynch & Co., Inc.)	$15,995,000	$15,995,000
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, 3.91%, VRDN, (LOC: SunTrust Banks, Inc.)	2,400,000	2,400,000
Duval Cnty., FL MHRB, Camri Green Apts., 3.82%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
El Paso Cnty., CO SFHRB, Floating Rate Trust Cert., Ser. 1136, 3.85%, VRDN, (Liq.: Morgan Stanley)	189,000	189,000
FHLMC MHRB:
Ser. M001, Class A, 3.86%, VRDN, (Insd. by FHLMC)	31,325,914	31,325,914
Ser. M002, Class A, 3.86%, VRDN, (Insd. by FHLMC)	4,975,651	4,975,651
Ser. M005, Class A, 3.83%, VRDN, (Insd. by FHLMC)	36,963,723	36,963,723
Ser. M008, Class A, 3.86%, VRDN, (Insd. by FHLMC)	21,414,543	21,254,052
Florida Capital Trust Agcy. MHRB, 3.85%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	16,675,000	16,675,000
Florida Hsg. Fin. Corp. MHRB:
3.83%, VRDN, (Insd. by FNMA)	6,200,000	6,200,000
3.85%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,830,000	7,830,000
Lee Vista Apts. Proj., 3.79%, VRDN, (Insd. by FHLMC)	11,405,000	11,405,000
Lynn Lake Apts. Proj., Ser. B1, 3.82%, VRDN, (Insd. by FHLMC)	10,110,000	10,110,000
Maitland Apts. Proj., 3.79%, VRDN, (Insd. by FHLMC)	10,640,000	10,640,000
Franklin Cnty., OH MHRB, Emerald Edge Apts. Proj., 4.01%, VRDN, (Liq.: American Intl. Group, Inc.)	6,955,000	6,955,000
Goldman Sachs MTC:
Ser. 2006-19TP, 3.89%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	41,132,152	41,132,152
Ser. 2006-35TP, 3.89%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	178,554,097	178,554,097
Greene Cnty., MO IDRB, Stasbourg Estates Proj., 3.89%, VRDN, (LOC: U.S. Bancorp)	4,200,000	4,200,000
Indiana CDA MHRB, Ser. E-2, 3.62%, 12/20/2007, (LOC: Rabobank Intl.)	20,000,000	20,000,000
Indianapolis, IN MHRB, Crossing Partners Proj., 4.08%, VRDN, (Liq.: American Intl. Group, Inc.)	8,700,000	8,700,000
JPMorgan Chase & Co., PFOTER, Ser. 1633-P, 3.96%, VRDN, (Liq.: JPMorgan Chase & Co.)	28,150,000	28,150,000
Kansas City, MO IDA MHRRB, Ethans Apts. Proj., 3.80%, VRDN, (LOC: CitiBank, NA)	7,560,000	7,560,000
Kansas Dev. Fin. Auth. MHRB:
Bluffs Olathe Apts. Proj., 4.08%, VRDN, (Liq.: American Intl. Group, Inc.)	9,500,000	9,500,000
Springhill Apts. Proj., Ser. B, 3.81%, VRDN, (LOC: Bank of America Corp.)	4,685,000	4,685,000
Lee Cnty., FL HFA MHRB, Forestwood Apts. Proj., Ser. A, 3.79%, VRDN, (Insd. by FNMA)	2,800,000	2,800,000
Los Angeles, CA MHRRB, Colonia Corona Apts. Proj., Ser. D, 3.84%, VRDN, (LOC: Citibank, NA)	745,000	745,000
Lubbock, TX SFHRB, Ser. 2007-A, 3.85%, 03/01/2008, (SPA: Royal Bank of Canada)	6,000,000	6,028,312
Macon Trust Pooled Cert.:
Ser. 1997, 3.96%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	37,550,000	37,550,000
Ser. 1998A:
3.91%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	11,980,000	11,980,000
3.96%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	10,751,000	10,751,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 3.76%, VRDN, (LOC: SunTrust Banks, Inc.)	222,000	222,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., 3.76%, VRDN, (Insd. by FNMA)	4,000,000	4,000,000
Maryland Cmnty. Dev. Admin. RB, Residential Proj.:
Ser. G, 3.76%, VRDN, (SPA: State Street Corp.)	40,000,000	40,000,000
Ser. Q, 3.59%, 12/14/2007	15,000,000	15,000,000
Ser. R, 3.64%, 12/14/2007	2,000,000	2,000,000
Massachusetts Dev. Fin. Auth. MHRB, Ser. 2006-T, 3.81%, VRDN, (LOC: Bank of America Corp.)	10,690,000	10,690,000
McHenry, IL MHRRB, Fawn Ridge Apts. Proj., 3.97%, VRDN, (LOC: Fifth Third Bancorp)	7,025,000	7,025,000
Medium-Term Multifamily Hsg. MTC, Class A-1, 3.89%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	29,615,000	29,615,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
3.86%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,610,000	13,610,000
Class A, 3.89%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	461,795,000	461,795,000
Class B, 3.85%, 07/05/2007, (Liq.: Merrill Lynch & Co., Inc.)	29,355,000	29,355,000
Class C, 3.86%, VRDN, (LOC: Lloyds TSB Group plc)	17,030,000	17,030,000
Class D, 3.86%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,085,000	5,085,000
Class I, 3.86%, VRDN, (LOC: Lloyds TSB Group plc)	41,090,000	41,090,000

7

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Michigan Bldg. Auth. RB:
PFOTER, Ser. 1465, 3.84%, VRDN, (Liq.: JPMorgan Chase & Co.)	$5,900,000	$5,900,000
ROC RR II R, Ser. 4057, 3.82%, VRDN, (Liq.: Citigroup, Inc.)	3,065,000	3,065,000
Minnesota Bond Securitization Trust, 3.96%, VRDN, (LOC: LaSalle Bank, NA)	5,835,000	5,835,000
Minnesota Hsg. Fin. Agcy. RB, Residential Hsg. Fin.:
Ser. A, 3.65%, 03/04/2008, (SPA: State Street Corp.)	16,000,000	16,000,000
Ser. B, 3.70%, 03/04/2008	33,000,000	33,000,000
Ser. P, 3.58%, 06/01/2007, (LOC: Wells Fargo & Co.)	26,000,000	26,000,000
Municipal Mtge. & Equity, LLC RB, PFOTER:
3.65%, 01/10/2008, (Liq.: Merrill Lynch & Co., Inc.)	19,165,000	19,165,000
3.87%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	112,560,000	112,560,000
MuniMae Tax-Exempt Bond Subsidiary MHRB, Ser. 2006-A, 3.89%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	56,510,000	56,510,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Associates Proj., 3.83%, VRDN, (LOC: Northern Trust Corp.)	6,190,000	6,190,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.52%, VRDN, (Insd. by Trinity Plus Funding Co.)	20,557,588	20,557,588
New York, NY Hsg. Dev. Corp. MHRB, 155 West 21st Street Proj., Ser. A, 3.85%, VRDN, (LOC: Bank of New York Co.)	7,900,000	7,900,000
Norfolk, VA Redev. & Hsg. Auth. RRB, Old Dominion Univ. Proj., 3.76%, VRDN, (LOC: Bank of America Corp.)	11,560,000	11,560,000
Ohio Hsg. Fin. Agcy. MHRB, Westlake Apts. Proj., 4.01%, VRDN, (Liq.: American Intl. Group, Inc.)	9,810,000	9,810,000
Palm Beach, FL MMA Finl. MHRB, Ser. B, Class A, 3.86%, VRDN, (LOC: SunTrust Banks, Inc.)	645,000	645,000
Revenue Bond Cert. Trust:
Class B-1, 4.08%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,870,000	5,870,000
Meridian Apts. Proj., 4.08%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,900,000	5,900,000
Ser. 2004-05, 4.08%, VRDN, (Gtd. by American Intl. Group, Inc.)	10,740,000	10,740,000
Ser. 2004-09, 4.08%, VRDN, (Gtd. by American Intl. Group, Inc.)	12,000,000	12,000,000
Ser. 2004-16, 4.08%, VRDN, (Gtd. by American Intl. Group, Inc.)	13,500,000	13,500,000
Ser. 2005-02, 4.08%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,776,000	5,776,000
Ser. 2005-05, 4.08%, VRDN, (Gtd. by American Intl. Group, Inc.)	6,200,000	6,200,000
Ser. 2006-04, 4.08%, VRDN, (Gtd. by American Intl. Group, Inc.)	6,000,000	6,000,000
Ser. 2006-08, 4.08%, VRDN, (Gtd. by American Intl. Group, Inc.)	6,037,000	6,037,000
Ser. 2006-09, 4.08%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,815,000	5,815,000
Seattle, WA HFA RB, High Point Proj. Phase I, 3.84%, VRDN, (LOC: Bank of America Corp.)	4,250,000	4,250,000
South Dakota HDA RB:
3.88%, VRDN, (Liq.: Merrill Lynch & Co., Inc)	745,000	745,000
PFOTER, 3.85%, VRDN, (Gtd. by Pallas Capital Corp. & Liq.: Merrill Lynch & Co., Inc.)	5,875,000	5,875,000
Southeast Texas Hsg. Fin. Corp. RB, 3.85%, VRDN, (Liq.: Morgan Stanley)	100,000	100,000
St. Anthony, MN MHRB, Landings Silver Lake Proj.:
Ser. 2004-A, 3.93%, VRDN, (LOC: LaSalle Bank, NA)	5,000,000	5,000,000
Ser. 2007, 3.93%, VRDN, (LOC: LaSalle Bank, NA)	1,400,000	1,400,000
St. Louis, MO IDA MHRB, 3.89%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,070,000	7,070,000
Tarrant Cnty., TX Hsg. Fin. Corp. RB, 3.89%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	14,995,000	14,995,000
Texas Affordable Hsg. Corp. RB:
Ser. 1315, 3.86%, VRDN, (Liq.: Morgan Stanley)	12,450,000	12,450,000
Ser. 2007A-2, 3.75%, 03/10/2008	9,563,000	9,563,000
Texas Dept. of Hsg. Cmnty. Affairs MHRB:
3.89%, VRDN, (Insd. by Citigroup, Inc.)	14,250,000	14,250,000
Ser. 1520, 3.86%, VRDN, (Liq.: JPMorgan Chase & Co.)	11,490,000	11,490,000
Thornton, CO MHRB, PFOTER, 3.84%, VRDN, (Insd. by FSA & Liq.: Merrill Lynch & Co., Inc.)	6,085,000	6,085,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., 3.88%, VRDN, (Insd. by FSA & SPA: Societe Generale)	15,210,000	15,210,000
Washington Hsg. Fin. Commission SFHRB, Ser. T, 3.93%, VRDN, (LOC: Bank of America Corp.)	3,490,000	3,490,000
Wisconsin Hsg. & EDA SFHRB, 3.88%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	17,620,000	17,620,000

8

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Wisconsin Hsg. & EDRB:
Ser. A, 3.86%, VRDN, (SPA: WestLB AG)	$21,020,000	$21,020,000
Ser. B, 3.86%, VRDN, (LOC: State Street Corp.)	10,080,000	10,080,000
Ser. C, 3.86%, VRDN, (LOC: Lloyds TSB Group plc)	14,445,000	14,445,000

		2,378,970,434

INDUSTRIAL DEVELOPMENT REVENUE 7.3%
Adams Cnty., CO IDRB, Trustile Doors, Inc. Proj., Ser. 1999A, 3.91%, VRDN, (LOC: KeyCorp)	2,670,000	2,670,000
Alaska Indl. Dev. & Export Auth. RRB, Ser. 2007-A, 3.85%, VRDN, (Insd. by AMBAC & Liq.: State Street Corp.)	36,155,000	36,155,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 3.78%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	3,587,000	3,587,000
Alton, IA IDRB, Northwest Iowa Agronomy Proj., 3.81%, VRDN, (LOC: Bank of America Corp.)	3,805,000	3,805,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., 4.03%, VRDN, (LOC: U.S. Bancorp)	2,000,000	2,000,000
Arcola, IL IDRB, Herf Jones, Inc. Proj., 3.86%, VRDN, (LOC: LaSalle Bank, NA)	3,500,000	3,500,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 3.83%, VRDN, (LOC: Bank of America Corp.)	1,875,000	1,875,000
Bayou La Batre, AL RB, Eclipse Hospitality, LLC Proj., 3.91%, VRDN, (LOC: First Comml. Bank, Inc.)	1,675,000	1,675,000
Bessemer, AL IDRB, Carlton Investments, LLC Proj., 3.88%, VRDN, (LOC: AmSouth Bancorp)	1,900,000	1,900,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., 3.99%, VRDN, (LOC: U.S. Bancorp)	2,200,000	2,200,000
Brazos, TX Harbor Indl. Dev. Corp. RB, Waste Svcs. Proj., 3.81%, VRDN, (LOC: Bank of America Corp.)	7,000,000	7,000,000
Bremen, IN IDRB:
Digger Specialties, Inc. Proj., 3.91%, VRDN, (LOC: KeyCorp)	1,275,000	1,275,000
Universal Bearings, Inc. Proj., 3.90%, VRDN, (LOC: KeyCorp)	2,560,000	2,560,000
Brodhead, WI IDRB, Stoughton Trailers, Inc. Proj., 3.89%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,800,000	6,800,000
Brothertown, WI IDRB, Buechel Stone Corp. Proj., 3.99%, VRDN, (LOC: Associated Banc-Corp.)	1,750,000	1,750,000
Brunswick & Glynn Cnty., GA EDA RB, Epworth by the Sea Proj., 3.86%, VRDN, (LOC: Columbus Bank & Trust Co.)	3,050,000	3,050,000
Buena Vista, VA IDA RRB, Everbrite, Inc. Proj., 4.13%, VRDN, (LOC: Marshall & Isley Bank)	980,000	980,000
Centerra, CO Metro. Dist. No. 1 RB, 3.79%, VRDN, (SPA: BNP Paribas SA)	11,000,000	11,000,000
Chandler, AZ IDRB, Red Rock Stamping Co. Proj., 3.91%, VRDN, (LOC: KeyCorp)	1,100,000	1,100,000
Chattanooga, TN IDRB, Top Flight, Inc. Proj., 3.86%, VRDN, (LOC: Citizens Bank)	1,100,000	1,100,000
Chicago, IL Empowerment Zone RB, Hyde Park Coop. Society Proj., Ser. 1999, 3.91%, VRDN, (LOC: LaSalle Bank, NA)	735,000	735,000
Chicago, IL IDRB, PS Greetings, Inc. Proj., 3.84%, VRDN, (LOC: LaSalle Bank, NA)	1,475,000	1,475,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 4.03%, VRDN, (LOC: Wells Fargo & Co.)	200,000	200,000
Colorado HFA IDRB, Worldwest, LLP Proj., 3.95%, VRDN, (LOC: Firstar Bank)	1,000,000	1,000,000
Columbus, GA IDRB, Goldens Foundry Proj., 3.91%, VRDN, (LOC: Columbus Bank & Trust Co.)	2,165,000	2,165,000
Conyers, GA IDRB, Handleman Co. Proj., 3.84%, VRDN, (LOC: Columbus Bank & Trust Co.)	2,900,000	2,900,000
Crawfordsville, IN EDRB, Natural Pork Production Proj., 3.92%, VRDN, (LOC: KeyCorp)	6,000,000	6,000,000
De Pere, WI IDRB, Cleaning Sys., Inc., 3.86%, VRDN, (LOC: Marshall & Isley Bank)	1,825,000	1,825,000
Eau Claire Cnty., WI IDRB, Intek Plastics, Inc. Proj., 3.99%, VRDN, (LOC: U.S. Bancorp)	2,275,000	2,275,000
Elkhart Cnty., IN EDRB, Advanced Tech., Inc. Proj., 3.89%, VRDN, (SPA: Societe Generale)	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj., 3.92%, VRDN, (Coll.: Bay Hypo-Und Vereinsbank AG)	2,450,000	2,450,000
Florida Dev. Fin. Corp. IDRB, Ser. 2002:
M.J. Eagle Realty Proj., 3.91%, VRDN, (LOC: SunTrust Banks, Inc.)	1,285,000	1,285,000
Repco Equipment Leasing Proj., 3.91%, VRDN, (LOC: SunTrust Banks, Inc.)	800,000	800,000
Serigraphic Arts, Inc. Proj., 3.91%, VRDN, (LOC: SunTrust Banks, Inc.)	660,000	660,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., 4.04%, VRDN, (LOC: Associated Bank)	1,810,000	1,810,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.40%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	795,000	795,000
Franklin Cnty., TN IDRB, Franklin Industries Proj., 3.90%, VRDN, (LOC: Bank of America Corp.)	356,000	356,000
Fridley, MN RRB, Fridley Business Plaza Proj., 4.00%, VRDN, (LOC: Wells Fargo & Co.)	2,400,000	2,400,000
Gary, IN EDRB, Grant Street Proj., 3.92%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,300,000	6,300,000
Gooding Cnty., ID IDRB, Southfield Dairy Proj., 3.92%, VRDN, (LOC: Bank of America Corp.)	3,630,000	3,630,000

9

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., 3.88%, VRDN, (LOC: Branch B&T Co.)	$5,100,000	$5,100,000
Haleyville, AL IDRB, Babcock Lumber Co. Proj., 3.96%, VRDN, (LOC: First Comml. Bank, Inc.)	500,000	500,000
Hall Cnty., NE IDRB, Global Inds., Inc. Proj., 3.96%, VRDN, (LOC: Wells Fargo & Co.)	1,740,000	1,740,000
Hawaii Dept. of Budget & Fin., Spl. Purpose RB:
Palama Meat Co., 3.81%, VRDN, (LOC: Wells Fargo & Co.)	7,700,000	7,700,000
Ser. 2006-4G, 3.82%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	8,000,000	8,000,000
Henderson, TN IDRB, Premier Manufacturing Corp. Proj., 3.89%, VRDN, (LOC: Natl. City Corp.)	2,865,000	2,865,000
Howard, WI IDRB, Fox Converting, Inc., Ser. A, 4.06%, VRDN, (LOC: Associated Banc-Corp.)	4,500,000	4,500,000
Huntsville, AL IDRB, Service Steel, Inc. Proj., 3.91%, VRDN, (LOC: First Comml. Bank, Inc.)	1,410,000	1,410,000
Hutchinson Cnty., SD IDRB, Dakota Plains, LLC, 3.92%, VRDN, (LOC: SunTrust Banks, Inc.)	1,000,000	1,000,000
Illinois Dev. Fin. Auth. IDRB:
Cook Composites & Polymers Proj., 4.06%, VRDN, (LOC: BNP Paribas SA)	1,795,000	1,795,000
Kris & Dee Associates, Inc. Proj., 3.94%, VRDN, (LOC: LaSalle Bank NA)	720,000	720,000
Toyal America, Inc. Proj., 4.05%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	6,000,000	6,000,000
Indiana Dev. Fin. Auth EDRB, Carr Metals Products Proj., 4.14%, VRDN, (LOC: Bank One)	450,000	450,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., 4.08%, VRDN, (LOC: Bank One)	2,625,000	2,625,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj., Ser. A, 4.18%, VRDN, (LOC: U.S. Bancorp)	1,700,000	1,700,000
Kentucky Pub. Energy Auth. RB, Gas Supply Proj., Ser. A, 3.92%, VRDN, (SPA: Societe Generale)	192,527,000	192,527,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., 3.96%, VRDN, (LOC: Wells Fargo & Co.)	5,500,000	5,500,000
Lexington, KY IDRB, Kirby Containers Proj., 3.88%, VRDN, (LOC: AmSouth Bancorp)	1,300,000	1,300,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., 3.87%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Lincoln Cnty., ID IDRB, Double A Dairy Proj., 3.92%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Lincoln Cnty., WY PCRB, Exxon Mobil Proj., Ser. B, 3.78%, VRDN, (Gtd. by Exxon Mobil)	13,520,000	13,520,000
Lombard, IL IDRB, Tella Tool & Manufacturing Co. Proj., 3.91%, VRDN, (LOC: American Natl. B&T)	200,000	200,000
Lorain Cnty., OH IDRB, Skill Tools Proj., 3.91%, VRDN, (LOC: KeyCorp)	2,975,000	2,975,000
Louisiana Local Govt. Env. Facs. CDA RB, Mid-South Extrusion Proj., 3.96%, VRDN, (LOC: Regions Finl. Corp.)	1,805,000	1,805,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., 4.23%, VRDN, (Gtd. by Honeywell Intl.)	6,815,000	6,815,000
Madison, AL IDRB, Haley Grocery Co. Proj., 3.96%, VRDN, (LOC: Regions Finl. Corp.)	2,350,000	2,350,000
Mandan, ND IDRRB, Cloverdale Foods Co. Proj., 3.96%, VRDN, (LOC: Bank of North Dakota)	3,580,000	3,580,000
Manitowoc, WI IDRB:
Kaufman Enterprises Proj., 4.01%, VRDN, (LOC: Associated Banc-Corp.)	600,000	600,000
Manitowoc Tool & Machining Proj., 4.01%, VRDN, (LOC: Associated Banc-Corp.)	1,200,000	1,200,000
Marion Cnty., OH IDRB, Central Ohio Farmers Proj., 3.92%, VRDN, (Coll.: Bay Hypo Und Vereinsbank AG)	2,310,000	2,310,000
Massachusetts Dev. Fin. Agcy. RB, Unilock New York Proj., 4.13%, VRDN, (LOC: Bank One)	3,600,000	3,600,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., 3.84%, VRDN, (LOC: U.S. Bancorp)	1,960,000	1,960,000
Meriwether Cnty., GA IDRB, Crown Tech. II Proj., 3.91%, VRDN, (Insd. by Columbus B&T)	2,740,000	2,740,000
Miami Cnty., IN IDRB, Prime Products, Inc. Proj., 3.87%, VRDN, (LOC: Bank One)	1,100,000	1,100,000
Miami-Dade Cnty., FL IDA RB:
Friends of Lubavitch Proj., 3.85%, VRDN, (LOC: Union Planters Bank)	8,000,000	8,000,000
Tarmac America Proj., 3.81%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000
Milwaukee, WI IDRB, Stellars Absorbent Materials Proj., 3.99%, VRDN, (LOC: U.S. Bancorp)	3,400,000	3,400,000
Milwaukee, WI Redev. Auth. RB, Ser. A, 3.86%, VRDN, (LOC: U.S. Bancorp)	2,635,000	2,635,000
Missouri IDRB, Quality Wood Products, Inc. Proj., Ser. A, 3.92%, VRDN, (SPA: BNP Paribas SA)	1,410,000	1,410,000
Montgomery, AL IDRB, Kinpak, Inc. Proj., 4.03%, VRDN, (LOC: Regions Finl. Corp.)	2,930,000	2,930,000
Morgan Cnty., GA Dev. Auth. IDRB, Bard Manufacturing Co. Proj., 3.89%, VRDN, (LOC: Natl. City Corp.)	2,600,000	2,600,000
Muscle Shoals, AL IDRB, Robbins, LLC Proj., Ser. A, 3.86%, VRDN, (LOC: AmSouth Bancorp)	4,500,000	4,500,000
Nemaha Cnty., KS IDRB, Midwest AG Svcs., LLC, 3.92%, VRDN, (SPA: BNP Paribas SA)	3,090,000	3,090,000
New Hampshire Business Fin. Auth. IDRB, Monadnock Econ. Dev. & Precitech Proj., 3.91%, VRDN, (LOC: KeyCorp)	2,855,000	2,855,000
New York, NY IDRB, Liberty Bryant, LLC Proj., Ser. B, 3.91%, VRDN, (SPA: Bayerische Landesbank)	100,000,000	100,000,000
Oakland Cnty., MI Econ. Dev. Corp. RB, A&M Label Proj., 3.89%, VRDN, (LOC: Natl. City Corp.)	2,685,000	2,685,000

10

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Oregon EDRB:
Beef Northwest Feeders Proj., 3.92%, VRDN, (LOC: Bank of America Corp.)	$2,460,000	$2,460,000
Behlen Manufacturing Co. Proj., 3.96%, VRDN, (LOC: LaSalle Bank, NA)	5,500,000	5,500,000
Osage City, KS IDRB, Norseman Plastics Proj., 3.99%, VRDN, (SPA: Bank of Montreal)	3,200,000	3,200,000
Ouachita Parish, LA IDRB, Metalforms Superlift Proj., 4.01%, VRDN, (LOC: Regions Finl. Corp.)	1,195,000	1,195,000
Pierce Cnty., WA EDRB, Truss Co. Proj., 3.89%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000
Port Bellingham, WA IDRB, Bakerview Proj., 3.91%, VRDN, (LOC: KeyCorp)	2,320,000	2,320,000
Rhode Island Indl. Facs. Corp. IDRB, Calise & Sons Bakery Proj., 3.81%, VRDN, (LOC: Citizens Bank)	4,970,000	4,970,000
Scott Cnty., IA IDRB, Nichols Aluminum Recycling Proj., 3.86%, VRDN, (LOC: U.S. Bancorp)	1,600,000	1,600,000
South Carolina Jobs EDA RB:
Mid-Atlantic Drainage Proj., 3.91%, VRDN, (LOC: Natl. Bank of South Carolina)	1,600,000	1,600,000
Ortec, Inc. Proj., Ser. B, 3.86%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Summit Cnty., OH IDRB, SA Comunale Co. Proj., 3.89%, VRDN, (LOC: Natl. City Corp.)	2,535,000	2,535,000
Traill Cnty., ND Solid Waste RB, American Crystal Sugar Co., 4.02%, VRDN, (SPA: BNP Paribas SA)	3,580,000	3,580,000
Tuscaloosa Cnty., AL IDRB:
Brion Hardin Proj., 3.96%, VRDN, (LOC: AmSouth Bancorp)	250,000	250,000
Hardwear Corp. Proj., 3.96%, VRDN, (LOC: AmSouth Bancorp)	735,000	735,000
Nucor Corp. Proj., 3.89%, VRDN, (Gtd. by Nucor Corp.)	6,700,000	6,700,000
Union Cnty., AR Indl. Board PCRB, Great Lakes, Inc. Proj., 3.86%, VRDN, (LOC: Bank of America Corp.)	9,000,000	9,000,000
Utah Cnty., UT IDRB, McWane, Inc. Proj., 3.86%, VRDN, (LOC: AmSouth Bancorp)	515,000	515,000
Vermont EDA IDRB, Hazelett Strip Casting Proj., 3.91%, VRDN, (LOC: AmSouth Bancorp)	4,540,000	4,540,000
Washington EDFA RB, Royal Ridge Fruit Proj., 3.92%, VRDN, (LOC: Bank of America Corp.)	3,650,000	3,650,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., 4.04%, VRDN, (Gtd. by Dow Chemical Co.)	10,200,000	10,200,000
West Bend, WI IDRB, Bestech Tool Corp. Proj., Ser. A, 3.86%, VRDN, (LOC: U.S. Bancorp)	1,210,000	1,210,000
Westfield, IN EDRB, P.L. Porter Proj., 3.96%, VRDN, (LOC: Comerica Bank)	1,900,000	1,900,000
Winamac, IN EDRB, Sunny Ridge Dairy Proj., 3.97%, VRDN, (LOC: Northern Trust Corp.)	1,000,000	1,000,000
Winslow, ME RB, Maine Biological Labs Proj., 3.91%, VRDN, (LOC: KeyCorp)	2,225,000	2,225,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., 4.09%, VRDN, (LOC: Bank of the West)	620,000	620,000
Michelsen Packaging Co. Proj., 3.86%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000

		645,115,000

LEASE 2.0%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 3.97%, VRDN, (LOC: LaSalle Bank NA) 144A	101,961,470	101,961,470
Broward Cnty., FL Sch. Board COP, 3.83%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,500,000	2,500,000
Broward Cnty., FL Sch. Dist. RB, Ser. 9033, 3.81%, VRDN, (Liq.: Bear Stearns Cos.) 144A	14,000,000	14,000,000
Clark Cnty., IN Jail Holding Corp. RB, ROC RR IIR 2081, 3.82%, VRDN, (Liq.: Citigroup, Inc.)	5,475,000	5,475,000
Clipper Tax-Exempt Cert. Trust COP, Ser. 2007-10, 3.81%, VRDN, (SPA: State Street Corp.)	8,795,000	8,795,000
Colorado Regl. Trans. Dist. RB ROC RR IIR 2875, 3.82%, VRDN, (Insd. by AMBAC & Liq.: Citigroup, Inc.)	7,380,000	7,380,000
Denver, CO City & Cnty. COP, 3.82%, VRDN, (Liq.: Citigroup, Inc.)	5,885,000	5,885,000
Kansas City, MO Muni. Assistance Corp. RB, Ser. 1327, 3.82%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,520,000	5,520,000
Miami-Dade Cnty., FL Sch. Board COP, Ser. 1317, 3.83%, VRDN, (LOC: CitiBank, NA)	7,900,000	7,900,000
Michigan Bldg. Auth. RB ROC RR II R 575, 3.82%, VRDN, (LOC: CitiBank, NA)	15,320,000	15,320,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.82%, VRDN, (Liq.: Morgan Stanley)	4,100,000	4,100,000
St. Lucie Cnty., FL Sch. Board RB, 3.81%, VRDN, (LOC: Bank of New York Co.)	1,796,000	1,796,000

		180,632,470

MISCELLANEOUS REVENUE 12.9%
Austin, TX RB, Ser. 2007-125, 3.81%, VRDN, (Insd. by FGIC & LOC: Bank of America Corp.)	4,470,000	4,470,000
Bad River Band Lake Superior, Wisconsin RB, Native Lands Acquisitions Proj., 3.81%, VRDN, (LOC: Associated Banc-Corp.)	4,445,000	4,445,000
Brazoria Cnty., TX Harbor Dist. RRB, Dow Chemical Co. Proj., Ser. A-4, 5.20%, 05/15/2008, (Gtd. by Dow Chemical Co.)	4,000,000	4,044,590

11

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Clarksville, TN Pub. Bldg. Auth. RB:
3.76%, VRDN, (LOC: Bank of America Corp.)	$3,800,000	$3,800,000
3.90%, VRDN, (LOC: Bank of America Corp.)	91,830,000	91,830,000
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-03, 3.80%, VRDN, (Insd. by MBIA & Gtd. by State Street Corp.)	15,125,000	15,125,000
Colorado E-470 Pub. Hwy. Auth. RB:
Ser. 997, 3.83%, VRDN, (Insd. by AMBAC & Liq.: Morgan Stanley)	4,785,000	4,785,000
Ser. Z-13, 3.82%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	13,860,000	13,860,000
Cumberland Cnty., TN IDRB, Fairfield Glade Cmnty. Club Proj., 3.86%, VRDN, (LOC: AmSouth Bancorp)	5,750,000	5,750,000
Denver, CO Convention Ctr. RB, Ser. I-6, 3.80%, VRDN, (Liq.: Capital Assurance & SPA: Royal Bank of Canada)	9,000,000	9,000,000
Florida Correctional Facs. COP ROC RR II R 6006, 3.82%, VRDN, (LOC: CitiBank, NA)	3,035,000	3,035,000
Fort McDowell, AZ Yavapai Nation Eagle Trust, Class A, 3.97%, VRDN, (Liq.: Citigroup, Inc.)	34,175,000	34,175,003
Gulf Coast Waste Disp. Auth. Texas RB, North America Proj., Ser. 2003, 3.94%, VRDN, (Gtd. by BP plc)	25,000,000	25,000,000
Gulf Coast, TX IDA Env. Facs. RB, Citgo Petroleum Corp. Proj., 3.94%, VRDN, (LOC: Bank of New York Co.)	20,865,000	20,865,000
Indiana Bond Bank RB:
3.82%, VRDN, (Insd. by MBIA)	2,405,000	2,405,000
Ser. A, 4.25%, 01/31/2008, (LOC: Bank of New York Co.)	20,000,000	20,077,490
Indianapolis, IN Pub. Impt. RB, Macon Trust, Ser. S, 3.89%, VRDN, (LOC: Bank of America Corp.)	4,240,000	4,240,000
Issaquah, WA Cmnty. Properties RB, Ser. A, 3.82%, VRDN, (LOC: Bank of America Corp.)	32,500,000	32,500,000
Jackson Cnty., MS Port Facs. RRB, Chevron USA, Inc. Proj., 3.90%, VRDN, (Gtd. by Chevron Corp.)	14,800,000	14,800,000
JPMorgan Chase & Co. RB, PFOTER, Ser. 1632-P, 3.96%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	109,630,000	109,630,000
Lenexa, KS RB, Ser. 2007-302, 3.81%, VRDN, (LOC: Bank of America Corp.)	12,495,000	12,495,000
Louisiana Env. Facs. RB, 3.78%, VRDN, (LOC: Regions Finl. Corp.)	16,000,000	16,000,000
Louisiana Pub. Facs. Auth. RB, Ser. 5020, Class A, 3.86%, VRDN, (LOC: Branch B&T Co.)	4,500,000	4,500,000
Lower Colorado River Auth., Texas RB ROC II R 2162, 3.82%, VRDN, (LOC: CitiBank, NA)	6,820,000	6,820,000
Memphis-Shelby Cnty., TN Sports Auth., Inc. RB, Memphis Arena Proj., Ser. A, 3.78%, VRDN, (Insd. by MBIA & SPA: Dexia SA)	15,000,000	15,000,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
3.96%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	69,240,000	69,240,000
4.14%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	102,440,000	102,440,000
Class F, 3.96%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	129,609,000	129,609,000
Ser. A:
3.83%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,735,000	4,735,000
3.86%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by FGIC)	13,265,000	13,265,000
Metropolitan Govt. Nashville, TN IDRB, American Cancer Society, 3.81%, VRDN,(LOC: AmSouth Bancorp)	225,000	225,000
Miami-Dade Cnty., FL RB, Solar Eclipse Proj., Ser. 2007-45, 3.90%, VRDN, (Insd. by AMBAC & LOC: US Bank)	10,000,000	10,000,000
Miami-Dade Cnty., FL TOC, Ser. Z-9, 3.82%, VRDN, (Gtd. by Goldman Sachs Group, Inc.)	1,950,000	1,950,000
Michigan Strategic Fund, Dow Chemical Co., Ser. 2003A-1, 4.05%, VRDN, (Gtd. by Dow Chemical Co.)	19,350,000	19,350,000
Montgomery Cnty., TN Pub. Bldg. Auth. RB, 3.90%, VRDN, (LOC: Bank of America Corp.)	17,570,000	17,570,000
Municipal Securities Pool Trust Receipts, 3.89%, VRDN, (SPA: Societe Generale & Insd. by MBIA)	9,380,000	9,380,000
Municipal Securities Trust Cert., Ser. 2006-5013, Class A, 3.82%, VRDN, (Insd. by AMBAC & LOC: Branch B&T Co.)	5,265,000	5,265,000
New Orleans, LA RB, Canal Street Proj., 4.26%, VRDN, (LOC: Hibernia Natl. Bank)	10,770,000	10,770,000
New York, NY IDA RB ROC RR II R 523CE, 3.81%, VRDN, (LOC: CitiBank, NA)	2,200,000	2,200,000
Obetz, OH BAN, Centerpoint Impt., 5.40%, 10/11/2007, (LOC: Huntington Natl. Bank)	5,000,000	5,026,982
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj., Ser. B, 3.89%, VRDN, (Gtd. by ConocoPhillips)	2,500,000	2,500,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 4.06%, VRDN, (Gtd. by Sunoco, Inc.)	11,000,000	11,000,000

12

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj., 3.90%, VRDN, (Gtd. by Motiva Enterprises, LLC)	$33,525,000	$33,525,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., Ser. B, 3.83%, VRDN, (Gtd. by Flint Resources)	8,700,000	8,700,000
Port Arthur, TX Navigation Dist. RB, BASF Corp. Proj., Class A, 4.00%, VRDN, (Liq.: BASF Corp.)	15,000,000	15,000,000
Port Corpus Christi, TX Indl. Dev. Corp. RB, Citgo Petroleum Corp. Proj., 3.94%, VRDN, (Liq.: JPMorgan Chase & Co.)	45,200,000	45,200,000
Port Corpus Christi, TX Nueces Cnty. Solid Waste Disposal RB, Flint Hills Resources Proj.:
4.06%, VRDN, (Gtd. by Flint Hills Resources)	30,500,000	30,500,000
Ser. A, 4.06%, VRDN, (Gtd. by Flint Hills Resources)	41,500,000	41,500,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj., Ser. B, 4.01%, VRDN, (Gtd. by Flint Hills Resources)	11,700,000	11,700,000
Rutherford Cnty., TN IDRB, Farmers Coop. Proj., Ser. C, 3.96%, VRDN, (LOC: AmSouth Bancorp)	860,000	860,000
Valdez, AK Marine Terminal RB, ConocoPhillips Proj., 3.68%, 06/01/2007, (Gtd. by ConocoPhillips)	28,500,000	28,500,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
Ser. 1995, 4.04%, VRDN, (Gtd. by Dow Chemical Co.)	22,600,000	22,600,000
Ser. A, 4.04%, VRDN, (Gtd. by Dow Chemical Co.)	8,050,000	8,050,000

		1,139,313,065

PORT AUTHORITY 0.3%
Chicago, IL IDRB, Federal Marine Terminal Proj., 3.92%, VRDN, (LOC: LaSalle Bank, NA)	4,200,000	4,200,000
Massachusetts Port Auth. RB, PFOTER:
3.85%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	16,220,000	16,220,000
3.88%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,820,000	5,820,000

		26,240,000

PRE-REFUNDED 0.1%
Allegheny Cnty., PA Sewer Auth. RB, 5.375%, 12/01/2007, (Insd. by MBIA)	8,760,000	9,080,972

RESOURCE RECOVERY 0.4%
Ladysmith, WI Solid Waste Disposal Facs. RB, Cityforest Corp. Proj., Ser. 1998, 3.96%, VRDN, (LOC: Union Bank of California)	18,450,000	18,450,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj.:
4.17%, VRDN, (LOC: Bank One)	8,600,000	8,600,000
4.17%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000
Texas Regl. Dev. Corp. RB, Recycle to Conserve Proj., 3.85%, VRDN, (LOC: Bank of America Corp.)	4,250,000	4,250,000

		36,300,000

SOLID WASTE 0.2%
Broomfield Village, CO Metro. Dist. No. 2 RRB, Ser. A, 4.11%, VRDN, (LOC: Compass Bancshares, Inc.)	7,405,000	7,405,000
Hammond, IN Sewer & Solid Waste RRB, Cargill, Inc. Proj., 3.83%, VRDN, (Gtd. by Cargill, Inc.)	6,500,000	6,500,000

		13,905,000

SPECIAL TAX 3.3%
ABN AMRO Munitops RB, Ser. 2002-24, 3.83%, VRDN, (LOC: ABN AMRO Bank)	21,900,000	21,900,000
Bay County, FL Sales Tax RB, Solar Eclipse Proj., Ser. 2006-0103, 3.81%, VRDN, (LOC: U.S. Bancorp)	13,065,000	13,065,000
Chicago, IL GO, Lakefront Millenium Floating Rate Trust RB, Ser. 322, 3.82%, VRDN, (Liq.: Morgan Stanley)	1,770,000	1,770,000
Colorado Regl. Trans. Dist. RB, ROC RR II R 652PB, 3.81%, VRDN, (SPA: Deutsche Bank AG)	16,245,000	16,245,000
Denver, CO Urban Renewal Tax RB:
3.86%, VRDN, (LOC: Zions Bancorp)	3,300,000	3,300,000
Downtown Denver, Ser. B, 3.89%, VRDN, (LOC: Compass Bank)	13,210,000	13,210,000
Essex, NJ Impt. Auth. Proj., PFOTER, Ser. 3987, 3.80%, VRDN, (Insd. by AMBAC & SPA: Dexia SA)	30,000,000	30,000,000
Florida Board of Ed. RB, ROC RR II R 4521, 3.82%, VRDN, (Insd. by FGIC & Liq.: Citigroup, Inc.)	2,460,000	2,460,000
Hendricks Cnty., IN RB, Heartland Crossing Proj., Ser. A, 3.95%, VRDN, (LOC: Huntington Natl. Bank)	3,495,000	3,495,000
Jefferson Cnty, AL Ltd. Obl. Sch. Warrant, Ser. A, 5.00%, 01/01/2008	4,000,000	4,028,508
Jefferson, LA Sales Tax RB, 3.86%, VRDN, (LOC: AMBAC & JPMorgan Chase & Co.)	20,000,000	20,000,000

13

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Louisiana Gas & Fuels RB:
ROC RR II R 660, 3.82%, VRDN, (LOC: CitiBank, NA)	$38,830,000	$38,830,000
ROC RR II R 661, 3.82%, VRDN, (Insd. by FSA & Liq.: CitiBank, NA)	17,770,000	17,770,000
Metropolitan Pier & Expo. Auth., Illinois RB:
3.83%, VRDN, (LOC: CitiBank, NA)	6,000,000	6,000,000
Ser. 2005-221, Class A, 3.82%, VRDN, (Insd. by Bear Stearns Cos & MBIA)	18,205,000	18,205,000
Ser. Z-8, 3.82%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	3,940,000	3,940,000
TOC, Ser. Z5, 3.82%, VRDN, (Liq.: by Goldman Sachs Group, Inc. & Insd. by MBIA)	15,710,000	15,710,000
Miami-Dade Cnty., FL TOC, Ser. Z-12, 3.82%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	3,775,000	3,775,000
New York Sales Tax Asset Receivable Corp. RB ROC RR II R 6084, 3.81%, VRDN, (Insd. by MBIA)	5,590,000	5,590,000
New York, NY TFA RB, Ser. 362, 3.82%, VRDN, (Liq.: Morgan Stanley)	2,500,000	2,500,000
Phoenix, AZ Civic Impt. Corp. TOC RB, Ser. Z-11, 3.82%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	17,989,000	17,989,000
Reno, NV Sales Tax RB, Ser. 2006-5GZ, 3.85%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	14,533,000	14,533,000
Scottsdale, AZ Muni. Property Corp. Excise Tax RB, PFOTER, Ser. 1523, 3.82%, VRDN, (SPA: Rabobank Neder)	13,160,000	13,160,000
St. John’s Cnty., FL RB, ROC RR II R 755PB, 3.81%, VRDN, (SPA: Deutsche Post)	6,255,000	6,255,000

		293,730,508

STUDENT LOAN 0.6%
North Texas Higher Ed. Auth. Student Loan RB, Ser. B, Class IV, 3.80%, VRDN, (SPA: Depfa Bank plc)	15,000,000	15,000,000
Oklahoma Student Loan Auth. RB, 3.82%, VRDN, (SPA: Depfa Bank plc)	33,000,000	33,000,000

		48,000,000

TOBACCO REVENUE 1.3%
Golden State Tobacco Securitization Corp. RB, Ser. 231, 3.82%, VRDN, (Insd. by AMBAC & Liq.: Bear Stearns Cos.)	12,325,000	12,325,000
New York Tobacco Trust RB PFOTER:
3.81%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,960,000	2,960,000
3.85%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	14,900,000	14,900,000
3.81%, VRDN, (LOC: WestLB AG)	4,700,000	4,700,000
Tobacco Settlement Auth. of Iowa RB ROC RR II R 456, 3.83%, VRDN, (Liq.: Citigroup, Inc. & LOC: CitiBank, NA)	11,810,000	11,810,000
Tobacco Settlement Fin. Corp. of New Jersey RB PFOTER, Ser. 1806, 3.80%, VRDN, (LOC: JPMorgan Chase & Co.)	54,830,000	54,830,000
Tobacco Settlement Fin. Corp. of New York RB PFOTER, 3.85%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,350,000	10,350,000

		111,875,000

TRANSPORTATION 1.8%
Central Puget Sound, Washington Regl. Transit Auth. RB, PFOTER, Ser. 360, 3.82%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,730,000	2,730,000
Dallas, TX Rapid Trans. RB:
PFOTER, Ser. 1658, 3.83%, 06/07/2007, (Liq.: Morgan Stanley & LOC: AMBAC)	25,000,000	25,000,000
ROC RR II R 2078, 3.82%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,780,000	2,780,000
E 470 Pub. Highway, Colorado Auth. RB, PFOTER, 3.83%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	620,000	620,000
Foothill/Eastern Trans. Corridor Agcy., California Toll Road RB, 3.80%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	305,000	305,000
Illinois Toll Hwy. Auth. RB, ROC RR II R 606, 3.81%, VRDN, (SPA: Deutsche Bank AG)	6,175,000	6,175,000
Metropolitan Trans. Auth. of New York RB, Ser. G, 3.80%, VRDN, (LOC: BNP Paribas SA)	2,500,000	2,500,000
New Jersey Trans. RB, PFOTER, Ser. 10-Z, 3.82%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	3,890,000	3,890,000
New York Metro. Trans. Auth. RB:
Ser. CP-1, 3.65%, VRDN, (Liq.: BNP Paribas SA)	25,000,000	25,000,000
Ser. D-1, 3.73%, VRDN, (LOC: West LB AG)	20,060,000	20,060,000
North Texas Tollway Auth. Dallas North Tollway Sys. RB, Ser. C, 3.80%, VRDN, (SPA: Depfa Bank plc)	47,250,000	47,250,000
Regional Trans. Auth., Illinois RB, Ser. 2003, 3.82%, VRDN, (Insd. by FGIC & Liq.: BNP Paribas SA)	10,000	10,000
South Carolina Trans. Infrastructure RB, 3.83%, VRDN, (Insd. by AMBAC & Liq.: Morgan Stanley)	2,570,000	2,570,000
Texas Turnpike Auth. RB, 3.82%, VRDN, (Insd. by AMBAC & Liq.: Bear Stearns Cos.)	22,530,000	22,530,000

		161,420,000

14

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 9.9%
American Pub. Energy Agcy. RB, Nebraska Gas Supply Proj., Ser. A:
3.75%, VRDN, (SPA: Societe Generale)	$165,875,000	$165,875,000
3.81%, VRDN, (SPA: Societe Generale)	40,386,000	40,386,000
California Dept. of Water Resources Pwr. Supply RB, Ser. B-5, 3.86%, VRDN, (LOC: WestLB AG)	28,280,000	28,280,000
California PCRB, Pacific Gas & Elec. Proj.:
Ser. 96-C, 3.85%, VRDN, (LOC: JPMorgan Chase & Co.)	261,000	261,000
Ser. 97-B, 3.90%, VRDN, (LOC: JPMorgan Chase & Co.)	72,150,000	72,150,000
Campbell Cnty., WY IDRB, Two Elk Power Generation Proj., 3.80%, 11/30/2007, (Liq.: Citigroup, Inc.)	84,000,000	84,000,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 4.06%, VRDN, (Gtd. by Arizona Pub. Svc. Co.)	25,710,000	25,710,000
Delaware EDA RB, Delmarva Power & Light Co. Proj.:
3.96%, VRDN, (Gtd. by Delmarva Power & Light Co.)	16,500,000	16,500,000
Denton, TX Util. Sys. RB, ROC RR II R 2152, 3.82%, VRDN, (Liq.: Citigroup, Inc.)	5,815,000	5,815,000
Florida Util. Auth. RB, Ser. 327, 3.82%, VRDN, (Liq.: Morgan Stanley)	11,300,000	11,300,000
Harris Cnty., TX Indl. Dev. Corp. RRB, Deer Park Refining Proj., Ser. A, 3.97%, VRDN, (Gtd. by Deer Park Refining)	115,600,000	115,600,000
Houston, TX Util. Sys. RB:
ROC RR II R 2132, 3.82%, VRDN, (Liq.: Citigroup, Inc.)	5,835,000	5,835,000
ROC RR II R 6017, 3.82%, VRDN, (LOC: CitiBank, NA)	10,215,000	10,215,000
Indiana Cnty., PA IDA PCRRB, Exelon Generation, Ser. A, 3.87%, VRDN, (LOC: BNP Paribas)	900,000	900,000
Indiana Muni. Power Agcy. RB ROC RR II R 9044, 3.82%, VRDN, (Insd. by FGIC & Liq.: Citigroup, Inc.)	10,195,000	10,195,000
Lafayette, LA Util. RB ROC RR II R 6024, 3.82%, VRDN, (Insd. by MBIA & LOC: Citibank, NA)	10,675,000	10,675,000
Laramie Cnty., WY IDA RB, Cheyenne Light & Power Co., 3.91%, VRDN, (Liq.: Wells Fargo & Co.)	5,000,000	5,000,000
Lower Colorado River, Texas Auth. Transmission Contract RB:
ROC RR II R 4530, 3.82%, VRDN, (Liq.: Citigroup, Inc.)	3,720,000	3,720,000
Ser. 623, 3.82%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,630,000	4,630,000
Maine Pub. Util. RRB, Maine Pub. Svc. Co. Proj., 3.83%, VRDN, (LOC: Bank of America Corp.)	13,600,000	13,600,000
McAlester, OK Pub. Works Auth. Util. RB MSTR, Ser. 9014, 3.81%, VRDN, (Insd. by FSA & Liq.: Bear Stearns Cos.)	11,585,000	11,585,000
Mesa, AZ Util. Sys. RB, Ser. 960, 3.82%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	5,175,000	5,175,000
Michigan Strategic Fund, Ltd. RB, Dow Chemical Proj., 3.95%, VRDN, (Gtd. by Dow Chemical Co.)	12,000,000	12,000,000
Milwaukee, WI IDRRB, Wisconsin Elec. Power Co. Proj., 3.90%, VRDN, (Gtd. by Wisconsin Elec. Power Co.)	2,000,000	2,000,000
Mississippi Dev. Spl. Obl. Gas Auth. RB, Natural Gas Proj., Ser. 2005, 3.75%, VRDN, (SPA: Societe Generale)	32,099,000	32,099,000
Municipal Securities Pool Trust Receipt, Ser. 2006-261, Class A, 3.82%, VRDN, (Liq.: Bear Stearns Cos.)	6,895,000	6,895,000
Nebraska Pub. Power Dist. RB:
Eagle-20040014, 3.83%, VRDN, (LOC: Citibank, NA)	3,200,000	3,200,000
Eagle-20041016, 3.83%, VRDN, (LOC: Citibank, NA)	10,665,000	10,665,000
Nebraska Pub. Power Generation Auth. RB, Solar Eclipse Proj., Ser. 2007-20, 3.81%, VRDN, (Gtd. by AMBAC & LOC: US Bank)	27,190,000	27,190,000
North Carolina Eastern Muni. Power Agcy. Auth. RB PFOTER, 3.82%, VRDN, (Liq.: Morgan Stanley)	4,346,500	4,346,500
Ohio Water Dev. Auth. PCRB, 3.83%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,520,000	4,520,000
Pinal Cnty., AZ Elec. Sys. RB, Ser. U-2, 3.81%, VRDN, (SPA: Bank of America Corp.)	25,585,000	25,585,000
Port Morrow, OR PCRRB, Idaho Power Co. Proj., 4.08%, VRDN, (Gtd. by Idaho Power Co.)	4,360,000	4,360,000
Puerto Rico Elec. Power Auth. RB, ROC RR II R 637CE, 3.82%, VRDN, (Liq.: Citigroup, Inc.)	25,745,000	25,745,000
South Carolina Pub. Svc. Auth. RB, Class A, 3.83%, VRDN, (Insd. by FGIC & LOC: Citibank, NA)	10,485,000	10,485,000
Tennessee Energy Acquisition Corp. MTC:
Ser. 2006-275, Class A, 3.81%, VRDN, (Liq.: Bear Stearns Cos.)	8,985,000	8,985,000
Ser. 2006-276, Class A, 3.81%, VRDN, (Liq.: Bear Stearns Cos.)	8,585,000	8,585,000
Tennessee Energy Acquisition Corp. RB:
Ser. 1418, 3.82%, VRDN, (Liq.: JPMorgan Chase & Co.)	18,910,000	18,910,000
Ser. 1423, 3.82%, VRDN, (Liq.: JPMorgan Chase & Co.)	16,495,000	16,495,000

15

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Utah Muni. Power Sys. RB ROC RR II R 2016, 3.82%, VRDN, (Liq.: Citigroup, Inc.)	$5,180,000	$5,180,000
Wyandotte Cnty., KS Govt. Util. Sys. RB:
Class A, 3.83%, VRDN, (LOC: CitiBank, NA)	5,000,000	5,000,000
Ser. 595, 3.83%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,690,000	1,690,000

		881,342,500

WATER & SEWER 4.8%
Bay Cnty., FL Water Sys. RB, PFOTER, Ser. PT-2776, 3.83%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	1,200,000	1,200,000
Birmingham, AL Water & Sewer Auth. RB, Class A, 3.83%, VRDN, (Insd. by MBIA & Liq.: CitiBank, NA)	9,870,000	9,870,000
California Dept. of Water RB:
Ser. 2002 B-1, 3.80%, VRDN, (LOC: Bank of New York)	51,500,000	51,500,000
Ser. 2002 B-4, 3.82%, VRDN, (SPA: Bayerische Landesbank)	30,000,000	30,000,000
Central Brown Cnty., WI Water Auth. RB, ROC RR II R 2211, 3.82%, VRDN, (Insd. by AMBAC & Liq.: Citigroup, Inc.)	12,740,000	12,740,000
Chicago, IL Wastewater Transmission RB, Macon Trust, Ser. O, 3.81%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	7,140,000	7,140,000
Chicago, IL Water RB, Eclipse Funding Trust, Ser. 2006-0106, 3.81%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	23,010,000	23,010,000
Clipper Tax-Exempt Cert. Trust COP, Ser. 2007-23, 3.81%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & LOC: AMBAC)	16,460,000	16,460,000
Des Moines, IA Metro. Wastewater Reclamation Auth. Sewer RB, 3.83%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,165,000	3,165,000
Florida Water & Sewer Sys. RB, Ser. 805, 3.82%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,470,000	5,470,000
Fulton Cnty., GA Water & Sewer RB ROC RR II R 6028, 3.82%, VRDN, (Liq.: Citigroup, Inc.)	4,735,000	4,735,000
Gulf Coast, Texas Waste Disposal Auth. RB, BP Products North America, Inc. Proj., Ser. 2004, 3.94%, VRDN, (Gtd. by BP plc)	22,300,000	22,300,000
Gwinnett Cnty., GA Water & Sewer Auth. RB, 3.83%, VRDN, (Liq.: Citigroup, Inc.)	16,325,000	16,325,000
Honolulu, HI City & Cnty. Wastewater Sys. RB, Floating Rate Trust Cert., Ser. 400, 3.82%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	5,542,500	5,542,500
Houston, TX Util. Sys. RB:
Ser. 527, 3.83%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,585,000	5,585,000
Ser. 685, 3.83%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	5,265,000	5,265,000
Houston, TX Water & Sewer Sys. RB, 3.83%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	2,500,000	2,500,000
Indianapolis, IN Local Pub. Impt. Waterworks Proj., Ser. G-1, 3.76%, VRDN, (SPA: Depfa Bank plc)	21,245,000	21,245,000
Las Vegas Valley, NV Water Dist. RB, PFOTER, Ser. 1375, 3.82%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	2,735,000	2,735,000
Loudoun Cnty., VA Sanitation Auth. Water & Sewer RB ROC RR IIR 6511, 3.82%, VRDN, (LOC: CitiBank, NA)	2,250,000	2,250,000
Montgomery Cnty., TX Muni. Util. RB, 3.83%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,870,000	4,870,000
New York, NY IDA RB, USA Waste Svcs. New York City Proj., 3.76%, VRDN, (LOC: JPMorgan Chase & Co.)	11,870,000	11,870,000
New York, NY Muni. Water Trust Cert. RB, Ser. 2007-132, 3.81%, VRDN, (LOC: Bank of America Corp.)	4,000,000	4,000,000
New York, NY Water & Sewer Sys. Fin. Auth. RB, Ser. A, 3.84%, VRDN, (Insd. by FGIC)	35,000,000	35,000,000
Peace River/Manasota, FL Regl. Water Supply Auth. RB ROC RR II R 607, 3.81%, VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	3,935,000	3,935,000
Phoenix, AZ Civic Impt. Corp. Wastewater Sys. RRB, Ser. A, 3.80%, VRDN, (Insd. by MBIA & SPA: Dexia SA)	11,800,000	11,800,000
Phoenix, AZ Civic Impt. RB, ROC RR II R 674, 3.82%, VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	4,120,000	4,120,000
South Florida Water Mgmt. Dist. RB:
ROC RR II R 671, 3.82%, VRDN, (Insd. by AMBAC & Liq.: CitiBank, NA)	18,335,000	18,335,000
ROC RR II R 677, 3.82%, VRDN, (Insd. by AMBAC & Liq.: CitiBank, NA)	11,250,000	11,250,000
Southern California Waterworks RB, Ser. C-1, 3.85%, VRDN, (LOC: Lloyds TSB Group plc)	62,200,000	62,200,000
Tri-County, Indiana RB, Ser. D, 3.95%, VRDN, (LOC: Huntington Natl. Bank)	4,670,000	4,670,000

16

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Western Carolina, South Carolina Sewer Auth. RB, Ser. 678, 3.83%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	$5,200,000	$5,200,000

		426,287,500

Total Municipal Obligations (cost $8,952,167,370)		8,952,167,370

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Municipal Obligations Fund, Class I, 3.69% q (cost $500,000)	500,000	500,000

Total Investments (cost $8,952,667,370) 100.9%		8,952,667,370
Other Assets and Liabilities (0.9%)		(80,542,278)

Net Assets 100.0%		$8,872,125,092

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at May 31, 2007.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

17

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PSF	Permanent School Fund
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority
TOC	Tender Option Certificate

18

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)

The following table shows the percent of total investments by geographic location as of May 31, 2007:

Texas	9.8%
California	7.8%
Delaware	6.9%
New York	5.7%
Illinois	5.7%
Florida	5.1%
Nebraska	3.1%
Kentucky	2.8%
Tennessee	2.6%
Colorado	2.2%
Indiana	2.1%
Ohio	2.0%
Arizona	1.9%
Massachusetts	1.9%
Georgia	1.8%
Wisconsin	1.8%
Maryland	1.7%
Louisiana	1.5%
Washington	1.4%
Connecticut	1.3%
Minnesota	1.2%
Wyoming	1.2%
Utah	1.2%
District of Columbia	1.1%
New Jersey	1.1%
Alaska	0.9%
Michigan	0.9%
Mississippi	0.9%
Pennsylvania	0.8%
Missouri	0.8%
Alabama	0.7%
Kansas	0.6%
Arkansas	0.6%
North Carolina	0.6%
Oklahoma	0.6%
New Hampshire	0.6%
Oregon	0.5%
Hawaii	0.5%
South Carolina	0.4%
Nevada	0.3%
Puerto Rico	0.3%
Maine	0.3%
Iowa	0.3%
New Mexico	0.2%
Idaho	0.2%
Virginia	0.2%
North Dakota	0.1%
South Dakota	0.1%
Rhode Island	0.1%
Vermont	0.1%
Non-state specific	13.5%

100.0%

On May 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

19

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2007 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 52.1%
FFCB, FRN, 5.11%, 06/05/2007	$50,000,000	$50,000,000
FHLB:
5.30%, 05/29/2008	25,000,000	24,997,520
FRN, 5.07%, 06/01/2007	35,000,000	35,000,000
FHLMC:
5.25%, 12/26/2007	10,000,000	10,000,000
5.30%, 02/06/2008	5,530,000	5,529,634
FNMA:
5.31%, 09/04/2007 ±	50,500,000	49,811,692
5.32%, 06/01/2007 ±	15,000,000	15,000,000
5.38%, 07/01/2007 ±	60,000,000	59,738,228

Total U.S. Government & Agency Obligations (cost $250,077,074)		250,077,074

REPURCHASE AGREEMENTS ^^ 58.5%
Bank of America Corp., 5.28%, dated 05/31/2007, maturing 06/01/2007, maturity value $75,011,000 (1)	75,000,000	75,000,000
Barclays Capital, Inc., 5.27%, dated 05/31/2007, maturing 06/01/2007, maturity value $70,010,247 (2)	70,000,000	70,000,000
Deutsche Bank AG, 5.30%, dated 05/31/2007, maturing 06/01/2007, maturity value $85,012,514 (3)	85,000,000	85,000,000
State Street Corp., 4.98%, dated 05/31/2007, maturing 06/01/2007, maturity value $50,694,425 (4)	50,687,413	50,687,413

Total Repurchase Agreements (cost $280,687,413)		280,687,413

Total Investments (cost $530,764,487) 110.6%		530,764,487
Other Assets and Liabilities (10.6%)		(50,850,764)

Net Assets 100.0%		$479,913,723

±	Zero coupon bond. Rate shown represents the yield to maturity at date of purchase.
^^	Collateralized by:
	(1)	$76,736,000 FHLMC, 5.25% to 6.04%, 10/19/2015 to 04/29/2022, value including accrued interest is $76,500,507.
	(2)	$70,501,000 FHLB, 0.00%, 07/20/2007, value is $70,000,443.
(3)

$42,800,000 FNMA, 5.48% to 5.55%, 09/29/2014 to 02/16/2017, value including accrued interest is $42,818,097; $26,040,000 FHLB, 0.00% to 5.125%, 07/09/2008 to 10/07/2011, value including accrued interest is $25,949,007; $18,000,000 FHLMC, 5.80%, 11/20/2013, value including accrued interest is $17,948,920.

	(4)	$51,860,000 U.S. Treasury Notes, 3.00% to 4.625%, 11/15/2007 to 03/31/2008, value including accrued interest is $52,041,985.

On May 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Summary of Abbreviations

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

1

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2007 (unaudited)
	Principal Amount	Value

CERTIFICATES OF DEPOSIT 10.1%
Abbey National plc, 5.36%, 07/24/2007	$30,000,000	$29,999,419
Barclays Bank plc:
5.28%, 06/04/2007	50,000,000	49,998,390
5.35%, 05/09/2008	25,000,000	25,000,000
Credit Suisse First Boston Corp., 5.41%, 09/20/2007	40,000,000	40,000,000
Deutsche Bank AG, 5.40%, 06/01/2007	75,000,000	75,000,000
First Tennessee Bank, 5.30%, 06/18/2007	35,000,000	35,000,000
Royal Bank of Canada:
5.26%, 06/04/2007	45,000,000	45,000,000
5.42%, 02/07/2008	50,000,000	50,000,000
SunTrust Banks, Inc., 5.29%, 06/19/2007	76,420,000	76,424,327
U.S. Trust Co. of New York, 5.35%, 06/12/2007	25,000,000	25,000,000

Total Certificates of Deposit (cost $451,422,136)		451,422,136

COMMERCIAL PAPER 43.9%
Asset-Backed 41.2%
Anglesea Funding, LLC:
5.17%, 09/05/2007	31,000,000	30,573,027
5.24%, 07/20/2007	80,000,000	79,429,967
5.25%, 07/02/2007	50,000,000	49,773,958
Aquifer Funding, LLC, 5.28%, 06/06/2007	100,000,000	99,934,000
Bavaria Trust Corp.:
5.29%, 06/12/2007	50,295,000	50,213,781
5.30%, 06/12/2007	13,915,000	13,892,465
Berkeley Square Finance, LLC, 5.30%, 06/05/2007	30,000,000	29,982,333
Chesham Finance, LLC:
5.12%, 01/04/2008	35,000,000	33,920,455
5.25%, 07/05/2007	125,000,000	124,628,125
5.40%, 06/01/2007	10,161,000	10,161,000
Concord Minutemen Capital Co., LLC, 5.29%, 07/13/2007	40,588,000	40,337,504
East Fleet Finance, LLC:
5.25%, 07/17/2007	90,000,000	89,466,250
5.28%, 06/15/2007	46,510,000	46,414,500
5.35%, 06/01/2007	80,000,000	80,000,000
Ebury Finance, LLC:
5.20%, 10/10/2007	35,000,000	34,337,722
5.25%, 06/15/2007	25,000,000	24,948,958
5.25%, 07/09/2007	25,000,000	24,861,458
5.36%, 06/01/2007	16,360,000	16,360,000
5.38%, 06/01/2007	100,000,000	100,000,000
Fenway Funding, LLC:
5.19%, 09/21/2007	40,000,000	39,354,133
5.22%, 10/30/2007	27,325,000	26,726,719
5.40%, 06/01/2007	100,000,000	100,000,000
Gemini Securitization Corp., 5.24%, 06/29/2007	76,015,000	75,705,197
Legacy Capital Corp., 5.30%, 06/08/2007	50,000,000	49,948,472
Ormond Quay Funding, LLC:
5.28%, 06/05/2007	74,000,000	73,956,587
5.32%, 06/05/2007	55,000,000	54,967,489
Ottimo Funding, Ltd.:
5.28%, 08/16/2007	50,000,000	49,442,667
5.30%, 06/06/2007	50,000,000	49,963,194
Park Granada, LLC, 5.33%, 06/07/2007	12,021,000	12,010,321
Stratford Receivables Co., LLC:
5.28%, 06/18/2007	75,000,000	74,813,000
5.29%, 06/22/2007	25,000,000	24,922,854
5.29%, 06/27/2007	27,547,000	27,441,755

1

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Surrey Funding Corp., 5.26%, 06/25/2007	$25,000,000	$24,912,333
Thornburg Mortgage Capital Resources, LLC:
5.29%, 06/26/2007	25,000,000	24,908,160
5.33%, 07/10/2007	50,000,000	49,711,292
Ticonderoga Funding, LLC:
5.27%, 06/06/2007	57,154,000	57,112,167
5.27%, 06/27/2007	50,000,000	49,809,695

		1,844,941,538

Capital Markets 1.1%
UBS Finance Delaware, LLC, 5.28%, 06/05/2007	50,000,000	49,970,667

Diversified Financial Services 1.6%
Bank of America Corp., 5.14%, 11/13/2007	75,000,000	73,234,844

Total Commercial Paper (cost $1,968,147,049)		1,968,147,049

CORPORATE BONDS 30.9%
Capital Markets 6.7%
Bear Stearns Cos., FRN:
5.31%, 06/14/2007	100,000,000	100,000,000
5.33%, 06/01/2007	25,000,000	25,000,000
Credit Suisse First Boston Corp., 5.36%, 01/16/2008	50,000,000	50,000,000
Merrill Lynch & Co., Inc., FRN:
5.32%, 06/25/2007	100,000,000	100,000,000
5.33%, 06/15/2007	25,000,000	25,000,000

		300,000,000

Commercial Banks 6.2%
Marshall & Ilsley Corp., 5.16%, 12/17/2007	145,000,000	144,895,072
Royal Bank of Canada:
5.29%, 06/06/2007 144A	35,000,000	35,000,000
5.40%, 10/16/2007	50,000,000	50,000,000
Wells Fargo & Co., FRN, 5.37%, 06/11/2007	50,000,000	50,036,116

		279,931,188

Consumer Finance 11.9%
American Express Co., FRN:
5.29%, 06/06/2007	25,000,000	25,000,000
5.29%, 06/11/2007	50,000,000	50,000,000
5.29%, 06/18/2007	50,000,000	49,995,615
American Honda Finance Corp., FRN, 5.29%, 06/20/2007 144A	50,000,000	50,000,000
Beta Finance, Inc., FRN, 5.28%, 06/05/2007 144A	70,000,000	70,000,000
BMW U.S. Capital Corp., LLC, FRN, 5.31%, 06/04/2007	75,000,000	75,000,000
General Electric Capital Corp.:
5.00%, 06/15/2007	26,025,000	26,020,221
FRN:
5.28%, 06/25/2007	45,000,000	45,000,000
5.45%, 06/18/2007	40,000,000	40,000,000
Toyota Motor Credit Corp., FRN, 5.30%, 06/01/2007	100,000,000	100,000,000

		531,015,836

Diversified Consumer Services 0.2%
AARP, FRN, 5.35%, 06/07/2007	10,000,000	10,000,000

Diversified Financial Services 4.2%
CC USA, Inc., FRN, 5.28%, 06/05/2007 144A	75,000,000	75,000,000
SF Tarns, LLC, FRN, 5.36%, 06/07/2007	16,280,000	16,280,000
Sigma Finance, Inc., FRN:
5.29%, 06/05/2007 144A	60,000,000	60,000,000
5.38%, 04/23/2008 144A	35,000,000	35,000,000

		186,280,000

2

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
Food & Staples Retailing 0.6%
Wal-Mart Stores, Inc., 5.88%, 06/01/2007	$25,000,000	$25,000,000

Insurance 1.1%
Allstate Corp., FRN, 5.32%, 06/27/2007	25,000,000	25,000,000
Genworth Financial, Inc., FRN, 5.31%, 06/11/2007 144A	25,000,000	25,000,000

		50,000,000

Total Corporate Bonds (cost $1,382,227,024)		1,382,227,024

FUNDING AGREEMENTS 2.6%
Metropolitan Life Funding Agreement, 5.43%, 07/15/2007 +	25,000,000	25,000,000
New York Life Funding Agreement, 5.37%, 06/01/2007 +	25,000,000	25,000,000
Transamerica Occidental Funding Agreement:
5.51%, 06/01/2007 +	50,000,000	50,000,000
5.52%, 06/01/2007 +	15,000,000	15,000,000

Total Funding Agreements (cost $115,000,000)		115,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.4%
FHLB, 5.375%, 02/28/2008 (cost $20,000,000)	20,000,000	20,000,000

YANKEE OBLIGATIONS – CORPORATE 5.7%
Commercial Banks 4.6%
Bank of Ireland, FRN, 5.30%, 06/19/2007 144A	50,000,000	50,000,000
HBOS plc, FRN, 5.43%, 08/20/2007 144A	50,000,000	50,000,000
HSH Nordbank AG, FRN, 5.33%, 06/21/2007 144A	75,000,000	75,000,000
MBNA Europe Funding plc, FRN, 5.43%, 06/07/2007 144A	30,000,000	30,010,235

		205,010,235

Diversified Financial Services 1.1%
Calyon, 5.40%, 05/14/2008	50,000,000	50,000,000

Total Yankee Obligations-Corporate (cost $255,010,235)		255,010,235

TIME DEPOSITS 6.4%
Societe Generale, 5.32%, 06/01/2007	50,000,000	50,000,000
State Street Corp., 5.00%, 06/01/2007	185,800,274	185,800,274
SunTrust Banks, Inc., 5.32%, 06/01/2007	50,000,000	50,000,000

Total Time Deposits (cost $285,800,274)		285,800,274

	Shares	Value

MUTUAL FUND SHARES 0.0%
Citi Institutional Cash Reserves Fund, Class L, 5.18% q	1,081,916	1,081,916
Federated Prime Value Obligations Fund, Class IS, 5.26% q	275,796	275,796
Federated U.S. Treasury Cash Reserves Fund, Class IS, 4.62% q	62,210	62,210

Total Mutual Fund Shares (cost $1,419,922)		1,419,922

Total Investments (cost $4,479,026,640) 100.0%		4,479,026,640
Other Assets and Liabilities 0.0%		271,053

Net Assets 100.0%		$4,479,297,693

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations

FHLB	Federal Home Loan Bank
FRN	Floating Rate Note

On May 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

3

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust
By:
Dennis H. Ferro, Principal Executive Officer

Date: July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: July 30, 2007

By:
Jeremy DePalma Principal Financial Officer

Date: July 30, 2007

200 Berkeley Street Boston, MA 02116-5034

CERTIFICATIONS

I, Jeremy DePalma, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Select Money Market Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule(s) of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: July 30, 2007
Jeremy DePalma Principal Financial Officer Evergreen Select Money Market Trust

200 Berkeley Street Boston, MA 02116-5034

CERTIFICATIONS

I, Dennis H. Ferro, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Select Money Market Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: July 30, 2007
Dennis H. Ferro Principal Executive Officer Evergreen Select Money Market Trust